Securities Act File No.   333-202444

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
_______________________

FORM N-14
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

☒   Pre-Effective Amendment No. 1   ☐   Post-Effective Amendment No.
(Check appropriate box or boxes)
__________________________________________________________________

DREYFUS CASH MANAGEMENT
(Exact Name of Registrant as Specified in its Charter)

Registrant's Telephone Number, including Area Code: (212) 922-6000

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of Principal Executive Offices)

Jeff Prusnofsky, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

COPY TO:
David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
__________________________________________________________________

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective on April 1, 2015 pursuant to Rule 488 under the Securities Act of 1933.

An indefinite number of Registrant's shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.  Accordingly, no filing fee is being paid at this time.

DREYFUS CASH MANAGEMENT

Form N-14
Cross Reference Sheet
Pursuant to Rule 481(a) Under the Securities Act of 1933

FORM N-14 ITEM NO.		PROSPECTUS/PROXY STATEMENT CAPTION

Part A

Item 1.	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page
Item 2.	Beginning and Outside Back Cover Page of Prospectus	Cover Page
Item 3.	Fee Table, Synopsis Information and Risk Factors	Summary
Item 4.	Information About the Reorganization
Letter to Shareholders; Questions and Answers; Summary; Information About the Reorganizations; Distribution Policies and Taxes; Information on Shareholders' Rights; Exhibit A – Form of Agreement and Plan of Reorganization

Item 5.	Information About the Registrant
Letter to Shareholders; Questions and Answers; Summary; Comparison of Investment Objectives and Principal Investment Strategies and Risks; Information About the Reorganizations; Management of the Funds; Additional Information

Item 6.	Information About the Fund Being Acquired
Letter to Shareholders; Questions and Answers; Summary; Comparison of Investment Objectives and Principal Investment Strategies and Risks; Information About the Reorganizations; Management of the Funds

Item 7.	Voting Information	Proxy Statement Cover Page; Voting Information Concerning the Special Meeting
Item 8.	Interest of Certain Persons and Experts	Not Applicable
Item 9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

PART B		STATEMENT OF ADDITIONAL INFORMATION CAPTION

Item 10.	Cover Page	Cover Page
Item 11.	Table of Contents	Not Applicable
Item 12.	Additional Information About the Registrant
Statement of Additional Information of the Registrant, dated April 1, 2014, as revised or amended, May 1, 2014, June 1, 2014, August 1, 2014, September 1, 2014, September 11, 2014, October 1, 2014, December 1, 2014, February 1, 2015, February 27, 2015 and March 9, 2015(1)

Item 13.	Additional Information About the Fund Being Acquired	Statement of Additional Information of Touchstone Institutional Money Market Fund, a series of Touchstone Investment Trust, dated January 30, 2015(2)
Item 14.	Financial Statements	Annual Report of the Registrant, dated January 31, 2015(3); Annual Report of Touchstone Institutional Money Market Fund, a series of Touchstone Investment Trust, dated September 30, 2014(4)
PART C

Item 15.	Indemnification
Item 16.	Exhibits
Item 17.	Undertakings
_______________________

(1)
Incorporated herein by reference to the definitive version of the Registrant's Statement of Additional Information, filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on March 9, 2015 (File No. 2-94930).

(2)
Incorporated herein by reference to the definitive version of the Statement of Additional Information of Touchstone Institutional Money Market Fund, a series of Touchstone Investment Trust, filed pursuant to Rule 497 under the Securities Act, as amended, on January 30, 2015 (File No. 2-52242).

(3)	Incorporated herein by reference to the Annual Report of the Registrant, filed March 27, 2015 (File No. 811-4175).

(4)	Incorporated herein by reference to the Annual Report of Touchstone Institutional Money Market Fund, a series of Touchstone Investment Trust, filed on December 3, 2014 (File No. 811-02538).

TOUCHSTONE INVESTMENT TRUST
TOUCHSTONE TAX-FREE TRUST
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
1-800-543-0407

April 8, 2015

Dear Shareholder:

Enclosed is important information concerning your investment in the Touchstone Institutional Money Market Fund, a series of Touchstone Investment Trust, the Touchstone Money Market Fund, a series of Touchstone Investment Trust, and/or the Touchstone Tax-Free Money Market Fund, a series of Touchstone Tax-Free Trust.  The Touchstone Institutional Money Market Fund, the Touchstone Money Market Fund and the Touchstone Tax-Free Money Market Fund are referred to as the “Touchstone Money Market Funds,” and Touchstone Investment Trust and Touchstone Tax-Free Trust are referred to as the “Trusts.”

In light of the changing regulatory landscape with respect to money market funds and uncertainty regarding the continued economic profitability and prospects of the Touchstone Money Market Funds, Touchstone Advisors, Inc., the investment advisor to the Touchstone Money Market Funds, has decided to exit the money market fund business.  In light of this decision, the Boards of Trustees of the Trusts (the “Board”) have approved, subject to shareholder approval, the reorganization (each, a “Reorganization” and, collectively, the “Reorganizations”) of each Touchstone Money Market Fund into a comparable money market mutual fund managed by The Dreyfus Corporation (the “Dreyfus Money Market Funds”).  If the Reorganizations are completed, Touchstone Money Market Fund shareholders would become part of a larger and more diverse family of mutual funds, hold shares in a larger combined money market mutual fund with increased long-term growth potential and a lower total expense ratio, and have access to a family of mutual funds managed by The Dreyfus Corporation, an investment advisor with extensive experience managing money market mutual funds.

Pursuant to the Reorganizations, shareholders of the Touchstone Money Market Funds would receive shares of a corresponding Dreyfus Money Market Fund, as follows:

Touchstone Money Market Fund	Dreyfus Money Market Fund

Touchstone Institutional Money Market Fund	Dreyfus Cash Management
Institutional Class	Institutional Class
Touchstone Money Market Fund	General Money Market Fund, Inc.
Class A	Class A
Class S	Class A
Touchstone Tax-Free Money Market Fund	General Municipal Money Market Fund
Class A	Class A
Class S	Class A

The Board recommends that you vote FOR your Fund’s Reorganization proposal.

We have enclosed a Joint Proxy Statement/Prospectus that describes each Reorganization proposal in greater detail and includes important information about the Dreyfus Money Market Funds shown above.  Please contact Shareholder Services at 1-800-543-0407 with any questions.

Sincerely, Jill T. McGruder President Touchstone Investment Trust Touchstone Tax-Free Trust

QUESTIONS & ANSWERS

We recommend that you read the enclosed Joint Proxy Statement/Prospectus.  In addition to the detailed information in the Joint Proxy Statement/Prospectus, the following questions and answers provide an overview of key features of the issues to be voted on.

Q.	Why am I receiving the enclosed Joint Proxy Statement/Prospectus?

A.
As a shareholder of a Touchstone Money Market Fund, you are receiving the enclosed Joint Proxy Statement/Prospectus in connection with a joint special shareholder meeting of the Trusts with respect to the Touchstone Money Market Funds.  Shareholders of each Touchstone Money Market Fund, voting separately, will consider the Reorganization of their Fund into a comparable Dreyfus Money Market Fund (each, a “Proposal” and, collectively, the “Proposals”):

●
(Shareholders of Touchstone Institutional Money Market Fund) To approve an Agreement and Plan of Reorganization for the Reorganization of Touchstone Institutional Money Market Fund into Dreyfus Cash Management;

●	(Shareholders of Touchstone Money Market Fund) To approve an Agreement and Plan of Reorganization for the Reorganization of Touchstone Money Market Fund into General Money Market Fund, Inc.; and

●
(Shareholders of Touchstone Tax-Free Money Market Fund) To approve an Agreement and Plan of Reorganization for the Reorganization of Touchstone Tax-Free Money Market Fund  into General Municipal Money Market Fund, a series of General Municipal Money Market Funds, Inc.

The Touchstone Money Market Funds and the Dreyfus Money Market Funds are sometimes referred to in this Joint Proxy Statement/Prospectus individually as a “Fund” and collectively as the “Funds.”

Q.	Why has the Board recommended these Proposals?

A.
Touchstone Advisors, Inc. (“Touchstone Advisors”), the investment advisor to your Fund, intends to exit the money market management business in light of the changing regulatory landscape and uncertainty regarding the continued economic profitability and prospects of the Touchstone Money Market Funds.  By reorganizing each Touchstone Money Market Fund into a corresponding Dreyfus Money Market Fund, shareholders of the Touchstone Money Market Funds would have the ability to continue their investment through a tax-free reorganization of their Touchstone Money Market Fund into a Dreyfus Money Market Fund with a comparable investment objective and comparable investment strategies.  In addition, Touchstone Money Market Fund shareholders would become part of a larger and more diverse family of mutual funds, hold shares in a larger combined money market mutual fund with increased long-term growth potential and a lower total expense ratio, and have access to a family of mutual funds managed by The Dreyfus Corporation (“Dreyfus”), an investment advisor with extensive experience managing money market mutual funds.

Q.	What will happen to my existing shares?

A.
Immediately after the Reorganizations, you will own shares of a Dreyfus Money Market Fund that are equal in number and total value to the shares of your Touchstone Money Market.  Each Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.  Therefore, your investment is not expected to lose any value as a result of the Reorganizations.

Holders of Class S shares of Touchstone Money Market Fund and Touchstone Tax-Free Money Market Fund will receive Class A shares of General Money Market Fund, Inc. and General Municipal Money Market Fund, respectively, in the Reorganizations.  Both Class S shares of the Touchstone Money Market Funds and Class A shares of the Dreyfus Money Market Funds are sold without a sales load at net asset value, are designed primarily for people who are investing through a third party such as broker-dealers or other financial intermediaries and offer similar investor services.  In addition, Class A shares of those Dreyfus Money Market Funds are subject to lower overall Rule 12b-1 and shareholder servicing fees and have lower expense ratios than Class S shares of the corresponding Touchstone Money Market Fund.

Q.	Will I be able to purchase, redeem and exchange shares the same way after the Reorganizations?

A.
After the Reorganization of your Fund, you will be a shareholder of the corresponding Dreyfus Money Market Fund and the shareholder policies of the Dreyfus Funds will apply.  You will no longer be permitted to make exchanges directly with other Touchstone Funds.  However, it is expected that you will have the ability to redeem shares of your Dreyfus Money Market Fund and request the proceeds be applied to the purchase of shares of an appropriate share class of a Touchstone Fund, subject to the applicable Touchstone Fund Prospectus limitations, without having to take possession of your proceeds and remit payment separately for the subsequent purchase.  Purchases into an appropriate Dreyfus Money Market Fund from the proceeds of a Touchstone Fund redemption are also expected to be accommodated in the same manner, subject to the applicable Dreyfus Money Market Fund Prospectus limitations. In each case, the redemption and purchase order will be processed at the net asset value next calculated after receipt by the applicable fund.  In some cases, this will result in the purchase order being processed one business day following the redemption order.

Class A shareholders of Touchstone Money Market Fund and Touchstone Tax-Free Money Market Fund may elect to continue to have access to check-writing privileges as Class A shareholders of General Money Market Fund, Inc. and General Municipal Money Market Fund, respectively.  Those shareholders, however, will need to elect that privilege upon become shareholders of the corresponding Dreyfus Money Market Fund, as the privileges vary and will not automatically transfer upon consummation of the relevant Reorganization.  The section of the Joint Proxy Statement/Prospectus entitled “Purchases, Redemptions and Exchanges of Shares Policies” provides additional information regarding each Fund’s share class offerings and privileges.

Q.	How will the Reorganizations affect fees and expenses?

A.
The fee and expense structures of the Touchstone Money Market Funds and the Dreyfus Money Market Funds differ.  Although the contractual management fee for each Touchstone Money Market Fund is the same or lower than the corresponding Dreyfus Money Market Fund, the total expense ratio of each Dreyfus Money Market Fund is lower than the total expense ratio of each corresponding Touchstone Money Market Fund.  The section entitled “How do the Funds’ fees and expenses compare?” of the Joint Proxy Statement/Prospectus compares the fees and expenses of the Funds in detail and the sections entitled “Expense Limitation Agreements with respect to the Dreyfus Money Market Funds” and “Expense Limitation Agreements with respect to the Touchstone Money Market Funds” provide additional information regarding each Fund’s expense limitation arrangements.

Q.	How do the investment objective and principal investment strategies of each Touchstone Money Market Fund and its corresponding Dreyfus Money Market Fund compare?

A.
Each Fund is a money market mutual fund that seeks to maintain a stable net asset value of $1.00 per share.  Each Fund has a comparable investment objective and comparable principal investment strategies to its corresponding Dreyfus Money Market Fund.  The section of the Joint Proxy Statement/Prospectus entitled “How do the Funds’ investment objectives and principal investment strategies compare?” describes the investment objective and principal investment strategies of each Fund.

Q.	Will I have to pay federal income taxes as a result of the Reorganizations?

A.
You are not expected to recognize any gain or loss for federal income tax purposes on the exchange of your shares of a Touchstone Money Market Fund for shares of the corresponding Dreyfus Money Market Fund.  It is a condition to the closing of each Reorganization that the Funds receive an opinion of counsel that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  The section of the Joint Proxy Statement/Prospectus entitled “Material Federal Income Tax Consequences” provides additional information regarding the federal income tax consequences of the Reorganizations.

Q.	Who will pay the expenses of the Reorganizations?

A.
Whether or not the Reorganizations are consummated, Touchstone Advisors, Dreyfus and/or their respective affiliates, and not the Touchstone Money Market Funds or the Dreyfus Money Market Funds, will bear all expenses associated with the Reorganizations.  The estimated expenses for each Reorganization are approximately $150,000 - $200,000.  The actual expenses associated with a Reorganization may be more or less than the estimated expenses discussed herein.

Q.	Can I redeem or exchange my shares before the Reorganizations take place?

A.
You may redeem your shares or exchange your shares into any Touchstone Fund before the Reorganizations take place in accordance with your Fund’s prospectus, including by contacting either Shareholder Services for the Touchstone Funds or your financial intermediary.

Q.	What will happen if shareholders of a Touchstone Money Market Fund do not approve the Reorganization or the transaction is not completed?

A.
If the shareholders of a Touchstone Money Market Fund do not approve the Reorganization for their Fund or other closing conditions are not satisfied, that Reorganization will not be completed and the Board will consider other possible courses of action for that Touchstone Money Market Fund, including liquidation of the Fund.  The Reorganizations are not contingent on each other; however, the aggregate assets of Touchstone Money Market Funds participating in the Reorganizations must meet a minimum asset level at the time the Reorganizations are effected.

Q.	When will the Reorganizations occur?

A.	The Reorganizations are expected to be completed on or about June 5, 2015.

Q.	Who should I contact for more information?

A.	You can contact Shareholder Services at 1-800-543-0407.

TOUCHSTONE INVESTMENT TRUST
TOUCHSTONE TAX-FREE TRUST
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
1-800-543-0407

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON MAY 8, 2015

To the Shareholders:

Notice is hereby given that a joint special meeting of shareholders of Touchstone Institutional Money Market Fund (“Touchstone Institutional”), Touchstone Money Market Fund (“Touchstone Retail Money Market”) and Touchstone Tax-Free Money Market Fund (“Touchstone Tax-Free” and, together with Touchstone Institutional and Touchstone Retail Money Market, the “Touchstone Money Market Funds” or, each individually, a “Touchstone Money Market Fund”) will be held at the offices of Touchstone Investment Trust and Touchstone Tax-Free Trust (the “Trusts”), 303 Broadway, Suite 1100, Cincinnati, Ohio, 45202 on May 8, 2015 at 9:00 a.m. Eastern time, and any adjournment or postponement thereof (the “Special Meeting”).  At the Special Meeting, shareholders of each Touchstone Money Market Fund, voting separately, will be asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization (the “Plan of Reorganization”) between a Touchstone Money Market Fund identified below and the corresponding Dreyfus Money Market Fund identified below (each, a “Dreyfus Money Market Fund” and, collectively, the “Dreyfus Money Market Funds”) providing for (i) the transfer of all of the assets of the Touchstone Money Market Fund in exchange solely for shares of the corresponding Dreyfus Money Market Fund as set forth in the table below and the assumption by the corresponding Dreyfus Money Market Fund of the stated liabilities of the Touchstone Money Market Fund; and (ii) the distribution of the shares of the corresponding class of the Dreyfus Money Market Fund to shareholders of the Touchstone Money Market Fund as set forth in the table below in complete liquidation and termination of the Touchstone Money Market Fund (each, a “Reorganization” and, collectively, the “Reorganizations”).

The following table shows the Touchstone Money Market Funds and the corresponding Dreyfus Money Market Funds, as well as the share class of the Dreyfus Money Market Fund that will be issued to shareholders of each corresponding share class of the Touchstone Money Market Fund in the Reorganizations.

Touchstone Money Market Funds and Share Classes	Dreyfus Money Market Funds and Share Classes
Touchstone Institutional Money Market Fund, a series of Touchstone Investment Trust	Dreyfus Cash Management
Institutional Class	Institutional Class
Touchstone Money Market Fund, a series of Touchstone Investment Trust	General Money Market Fund, Inc.
Class A	Class A
Class S	Class A
Touchstone Tax-Free Money Market Fund, a series of Touchstone Tax-Free Trust	General Municipal Money Market Fund, a series of General Municipal Money Market Funds, Inc.
Class A	Class A
Class S	Class A

The Board of Trustees of each of the Trusts (the “Board”) has fixed the close of business on March 10, 2015 as the record date for determination of shareholders entitled to notice of and to vote at the Special Meeting.

Some shareholders hold shares in more than one Touchstone Money Market Fund and may receive proxy cards or proxy materials for each Touchstone Money Market Fund owned.  Please sign and return each proxy card in the postage paid return envelope or otherwise vote promptly regardless of the number of shares owned.  Shareholders of each Touchstone Money Market Fund will vote separately on the Reorganization applicable to their Fund.

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.  SHAREHOLDERS MAY ALSO VOTE BY TELEPHONE OR VIA THE INTERNET.  INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE OR, WITH RESPECT TO TELEPHONE OR INTERNET VOTING, ON THE PROXY CARD.  IT IS IMPORTANT THAT YOU VOTE PROMPTLY.

Jill T. McGruder President Touchstone Investment Trust Touchstone Tax-Free Trust

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Trust in validating your vote if you fail to sign your proxy card properly.

1.           Individual Accounts:  Sign your name exactly as it appears in the registration on the proxy card.

2.           Joint Accounts:  Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3.           All Other Accounts:  The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.  For example:

Registration	Valid Signature
Corporate Accounts
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee
Trust Accounts
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe
Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!
PLEASE SIGN, DATE AND RETURN YOUR VOTING
INSTRUCTIONS TODAY!

Your Proxy Vote is important!

JOINT PROXY STATEMENT/PROSPECTUS

April 1, 2015

Touchstone Investment Trust Touchstone Tax-Free Trust	Dreyfus Cash Management General Money Market Fund, Inc. General Municipal Money Market Funds, Inc.
303 Broadway, Suite 1100 Cincinnati, Ohio 45202 1-800-543-0407	c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 1-800-DREYFUS

This joint proxy statement/prospectus (“Proxy Statement/Prospectus”) is being furnished to shareholders of each series of Touchstone Investment Trust and Touchstone Tax-Free Trust listed on the Notice of Joint Special Meeting of Shareholders (each, a “Touchstone Money Market Fund” and, collectively, the “Touchstone Money Market Funds”).  The Board of Trustees of each of Touchstone Investment Trust and Touchstone Tax-Free Trust (together, the “Trusts”) has called a joint special meeting of shareholders of each Touchstone Money Market Fund to be held at the offices of the Trusts, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, on May 8, 2015 at 9:00 a.m. Eastern time, and any adjournment or postponement thereof (the “Special Meeting”).  The enclosed proxy card and this Proxy Statement/Prospectus are first being sent to shareholders of the Touchstone Money Market Funds on or about April 8, 2015.

Shareholders of record as of the close of business on March 10, 2015 are entitled to vote at the Special Meeting and any adjournments or postponements thereof.  At the Special Meeting, shareholders of each Touchstone Money Market Fund, voting separately, will be asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization (the “Plan of Reorganization”) between a Touchstone Money Market Fund identified below and the corresponding Dreyfus Money Market Fund identified below (each, a “Dreyfus Money Market Fund” and collectively, the “Dreyfus Money Market Funds”) providing for (i) the transfer of all of the assets of the Touchstone Money Market Fund in exchange solely for shares of the corresponding Dreyfus Money Market Fund as set forth in the table below and the assumption by the corresponding Dreyfus Money Market Fund of the stated liabilities of the Touchstone Money Market Fund; and (ii) the distribution of the shares of the corresponding class of the Dreyfus Money Market Fund to shareholders of the Touchstone Money Market Fund as set forth in the table below in complete liquidation and termination of the Touchstone Money Market Fund (each, a “Reorganization” and, collectively, the “Reorganizations”).

The following table shows the Touchstone Money Market Funds and the corresponding Dreyfus Money Market Funds, as well as the share class of the Dreyfus Money Market Fund that will be issued to shareholders of each corresponding share class of the Touchstone Money Market Fund in the Reorganizations.

Touchstone Money Market Funds and Share Classes	Dreyfus Money Market Funds and Share Classes
Touchstone Institutional Money Market Fund, a series of Touchstone Investment Trust	Dreyfus Cash Management
Institutional Class	Institutional Class
Touchstone Money Market Fund, a series of Touchstone Investment Trust	General Money Market Fund, Inc.
Class A	Class A
Class S	Class A
Touchstone Tax-Free Money Market Fund, a series of Touchstone Tax-Free Trust	General Municipal Money Market Fund, a series of General Municipal Money Market Funds, Inc.
Class A	Class A
Class S	Class A

Each of the Touchstone Money Market Funds and Dreyfus Money Market Funds is a registered open-end management investment company or a series thereof (mutual fund).  The Touchstone Money Market Funds and the Dreyfus Money Market Funds are sometimes referred to in this Proxy Statement/Prospectus individually as a “Fund” and collectively as the “Funds.”

The Boards of Trustees of the Trusts (the “Board”) have approved each proposed Reorganization.  Upon the exchange of the assets and the liabilities, as set forth in the Plan of Reorganization, of a Touchstone Money Market Fund for shares of the corresponding Dreyfus Money Market Fund, the Touchstone Money Market Fund will completely liquidate and distribute to its shareholders of record shares of the corresponding Dreyfus Money Market Fund received in the Reorganization.  You will receive shares of the Dreyfus Money Market Fund equal in number and aggregate value to the Touchstone Money Market Fund shares you held as of the Valuation Time (as defined in the Plan of Reorganization).  As a shareholder of a Touchstone Money Market Fund, you are being asked to vote to approve a Plan of Reorganization pursuant to which these transactions will be accomplished.  The Reorganizations are expected to be completed on or about June 5, 2015.

The Board has determined that the use of this Proxy Statement/Prospectus for the Special Meeting is in the best interest of each Touchstone Money Market Fund and its shareholders in light of the similar matters being considered and voted on by the shareholders.

This Proxy Statement/Prospectus also serves as a Prospectus for each Dreyfus Money Market Fund.  This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about the Dreyfus Money Market Funds that you should know before voting or investing.  A Statement of Additional Information relating to this Proxy Statement/Prospectus, dated April 1, 2015, is available upon request and without charge by calling 1-800-DREYFUS and is incorporated herein by reference.  You will also receive, with this Proxy Statement/Prospectus, a copy of the Prospectus of the Dreyfus Money Market Fund into which your Touchstone Money Market Fund is proposed to be reorganized.  Additional information concerning the Dreyfus Money Market Funds and the Touchstone Money Market Funds is contained in the documents described below, all of which have been filed with the U.S. Securities and Exchange Commission (“SEC”), and all of the documents (or parts of the documents) described below are incorporated herein by reference (meaning that they are legally considered to be part of this Proxy Statement/Prospectus):

Information about the Touchstone Money Market Funds:	How to Obtain this Information:
Prospectus relating to Touchstone Institutional Money Market Fund and Touchstone Money Market Fund, dated January 30, 2015, as revised or amended from time to time (“TINT Prospectus”)	Copies are available upon request and without charge if you:
Statement of Additional Information relating to Touchstone Institutional Money Market Fund and Touchstone Money Market Fund, dated January 30, 2015, as revised or amended from time to time	☐ Write to the Touchstone Funds, at P.O. Box 9878, Providence, RI 02940; or
Prospectus relating to Touchstone Tax-Free Money Market Fund, dated October 30, 2014, as revised or amended from time to time (“TTFT Prospectus”)	☐ Call 1-800-543-0407 toll-free; or
Statement of Additional Information relating to Touchstone Tax-Free Money Market Fund, dated October 30, 2014, as revised or amended from time to time	☐ Download a copy from www.touchstoneinvestments.com /literature-center
Audited financial statements contained in the Annual Report relating to Touchstone Institutional Money Market Fund and Touchstone Money Market Fund, dated September 30, 2014 (“TINT Annual Report”)*
Audited financial statements contained in the Annual Report relating to Touchstone Tax-Free Money Market Fund, dated June 30, 2014 (“TTFT Annual Report”)*
Unaudited financial statements contained in the Semi-Annual Report relating to Touchstone Tax-Free Money Market Fund, dated December 31, 2014 (“TTFT Semi-Annual Report”)*

* No other parts of these documents are incorporated by reference herein.

Information about the Dreyfus Money Market Funds:	How to Obtain this Information:
Statement of Additional Information relating to Dreyfus Cash Management, dated March 1, 2014, as revised or amended from time to time	Copies are available upon request and without charge if you:
Statement of Additional Information relating to General Money Market Fund, Inc. and General Municipal Money Market Fund, dated March 1, 2014, as revised or amended from time to time	☐ Write to the Dreyfus Money Market Funds at c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166; or
Audited financial statements contained in the Annual Report relating to Dreyfus Cash Management, dated January 31, 2015 (“Dreyfus Annual Report”)*	☐ Call 1-800-DREYFUS toll-free; or
Audited financial statements contained in the Annual Report relating to General Money Market Fund, Inc. and General Municipal Money Market Fund, dated November 30, 2014 (“General Annual Report”)*	☐ Download a copy from https://investment-professionals.dreyfus.com/products/compliance-literature.
* No other parts of these documents are incorporated by reference herein.

You can also obtain copies of any of the above-referenced documents without charge on the EDGAR database on the SEC’s Internet site at www.sec.gov.  Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

This Proxy Statement/Prospectus concisely sets forth the information shareholders of each Touchstone Money Market Fund should know before voting on the Reorganization (in effect, investing in shares of the corresponding Dreyfus Money Market Fund) and constitutes an offering of shares of beneficial interest, par value $0.001 per share, of Dreyfus Cash Management and shares of common stock, par value $0.001 per share, of General Money Market Fund, Inc. and General Municipal Money Market Fund.  Please read it carefully and retain it for future reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES.  ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in the Dreyfus Money Market Funds

•           is not a deposit of, or guaranteed by, any bank;
•           is not insured by the FDIC, the Federal Reserve Board or any other government agency;
•           is not endorsed by any bank or government agency;
•           involves investment risk, including possible loss of your original investment.

SUMMARY	1

What are the reasons for the Reorganizations?	1

What are the key features of the Reorganizations?	1

How do the Funds’ investment objectives and principal investment strategies compare?	2

How do the Funds’ fees and expenses compare?	4

How do the Funds’ performance records compare?	6

Will I be able to purchase, redeem and exchange shares the same way?	9

Who will be the Advisor of my Fund after the Reorganizations?	9

Who will be the service providers of my Fund after the Reorganizations?	10

What will be the primary federal income tax consequences of the Reorganizations?	10

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS	10

Investment Objectives and Principal Investment Strategies	10

Principal Risks	12

INFORMATION ABOUT THE REORGANIZATIONS	13

Touchstone Money Market Fund Board Considerations with respect to the Reorganizations	13

Dreyfus Money Market Fund Board Considerations with respect to the Reorganizations	13

Plan of Reorganization	15

Transaction Agreement	15

Description of the Securities to Be Issued	15

Material Federal Income Tax Consequences	15

Pro Forma Capitalization	18

MANAGEMENT OF THE FUNDS	19

Investment Advisor to the Dreyfus Money Market Funds	19

Dreyfus Money Market Funds’ Advisory Agreement Approval	19

Investment Advisor to the Touchstone Money Market Funds	20

Touchstone Money Market Funds’ Advisory Agreement Approval	20

Sub-Advisor to the Touchstone Money Market Funds	21

Expense Limitation Agreements with respect to the Dreyfus Money Market Funds	21

Expense Limitation Agreements with respect to the Touchstone Money Market Funds	21

DESCRIPTION OF SHARE CLASSES	21

Dreyfus Money Market Funds Share Class Offerings	22

Touchstone Money Market Funds Share Class Offerings	22

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS	23

Information regarding the Dreyfus Money Market Funds’ Rule 12b-1 Distribution and Service Plan and Shareholder Services Plans	23

Information regarding the Touchstone Money Market Funds’ Distribution and Rule 12b-1 Plans	23

PURCHASES, REDEMPTIONS AND EXCHANGES OF SHARES POLICIES	24

Purchase Policies and Redemption Policies	24

Exchange Privileges of the Funds	25

DISTRIBUTION POLICIES AND TAXES	26

INFORMATION ON SHAREHOLDERS’ RIGHTS	27

VOTING INFORMATION CONCERNING THE SPECIAL MEETING	30

FINANCIAL STATEMENTS AND EXPERTS	32

LEGAL MATTERS	32

ADDITIONAL INFORMATION	32

OTHER BUSINESS	32

FINANCIAL HIGHLIGHTS OF THE DREYFUS MONEY MARKET FUNDS	33

EXHIBIT A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1

EXHIBIT B: FUNDAMENTAL INVESTMENT LIMITATIONS	B-1

EXHIBIT C: CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	C-1

SUMMARY

This section summarizes the primary features of the Reorganizations.  It may not contain all of the information that is important to you.  To understand the Reorganizations, you should read this entire Proxy Statement/Prospectus, including the exhibits.  This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus, the Statement of Additional Information (the “Reorganization SAI”) and the Plans of Reorganization, a form of which is attached to this Proxy Statement/Prospectus as Exhibit A.

What are the reasons for the Reorganizations?

Touchstone Advisors, the investment advisor to the Touchstone Money Market Funds, has decided to exit the money market fund business in light of the changing regulatory landscape and uncertainty regarding the continued economic profitability and prospects of the Touchstone Money Market Funds.  Touchstone Advisors recommended that the Board consider  reorganizing the Touchstone Money Market Funds into the Dreyfus Money Market Funds.  Touchstone Advisors believes that the Reorganizations would provide Touchstone Money Market Fund shareholders with a better alternative than liquidating and closing the Funds.  By reorganizing each Touchstone Money Market Fund into a corresponding Dreyfus Money Market Fund, shareholders of the Touchstone Money Market Funds will have the ability to continue their investment through a tax-free reorganization of their Touchstone Money Market Fund into a Dreyfus Money Market Fund with a comparable investment objective and comparable investment strategies.  In addition, Touchstone Money Market Fund shareholders will become part of a larger and more diverse family of mutual funds, hold shares in a larger combined money market mutual fund with increased long-term growth potential and a lower total expense ratio, and have access to a family of mutual funds managed by Dreyfus, an investment advisor with extensive experience managing money market mutual funds.

At a meeting held on February 12, 2015, the Board, including the members of the Board who are not “interested persons,” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Board Members”), determined that each Reorganization was in the best interests of the applicable Touchstone Money Market Fund and that the interests of existing shareholders of the Touchstone Money Market Funds would not be diluted as a result of the Reorganizations.

At meetings held on February 18, 2015, the Boards of the Dreyfus Money Market Funds, including the Independent Board Members, determined that each Reorganization was in the best interests of the applicable Dreyfus Money Market Fund and that the interests of existing shareholders of the Dreyfus Money Market Funds would not be diluted as a result of the Reorganizations.

What are the key features of the Reorganizations?

Each Plan of Reorganization provides for the following:

•	the transfer of all of the assets of a Touchstone Money Market Fund to a corresponding Dreyfus Money Market Fund in exchange solely for shares of the Dreyfus Money Market Fund;

•	the assumption by the Dreyfus Money Market Fund of all of the stated liabilities of the corresponding Touchstone Money Market Fund; and

•
the liquidation of the Touchstone Money Market Fund and the distribution of shares of the Dreyfus Money Market Fund to the Touchstone Money Market Fund’s shareholders and subsequent termination of the Touchstone Money Market Fund.

The following table shows the share class of each Dreyfus Money Market Fund that will be issued to the shareholders of the corresponding share class of each Touchstone Money Market Fund in the Reorganizations.

Touchstone Money Market Funds and Share Classes	Dreyfus Money Market Funds and Share Classes
Touchstone Institutional Money Market Fund, a series of Touchstone Investment Trust	Dreyfus Cash Management
Institutional Class	Institutional Class
Touchstone Money Market Fund, a series of Touchstone Investment Trust	General Money Market Fund, Inc.
Class A	Class A
Class S	Class A
Touchstone Tax-Free Money Market Fund, a series of Touchstone Tax-Free Trust	General Municipal Money Market Fund, a series of General Municipal Money Market Funds, Inc.
Class A	Class A
Class S	Class A

Holders of Class S shares of Touchstone Money Market Fund and Touchstone Tax-Free Money Market Fund will receive Class A shares of General Money Market Fund, Inc. and General Municipal Money Market Fund, respectively, in the Reorganizations.  Both Class S shares of the Touchstone Money Market Funds and Class A shares of the Dreyfus Money Market Funds are sold without a sales load at net asset value, are designed primarily for people who are investing through a third party such as broker-dealers or other financial intermediaries and offer similar investor services.  In addition, Class A shares of those Dreyfus Money Market Funds are subject to lower overall Rule 12b-1 and shareholder servicing fees and have lower expense ratios than Class S shares of the corresponding Touchstone Money Market Fund.

Because each Fund is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share, you will receive shares equal in number and total value to the shares of your Touchstone Money Market Fund in the Reorganization.

It is a condition to the closing of each Reorganization that the Funds receive an opinion of counsel that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

The Reorganizations are expected to be completed on or about June 5, 2015.

How do the Funds’ investment objectives and principal investment strategies compare?

As money market funds, each Fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”), which are designed to help money market funds maintain a stable share price of $1.00 per share.  Each Touchstone Money Market Fund and the corresponding Dreyfus Money Market Fund have comparable investment objectives and comparable principal investment strategies.  Each Fund also has comparable fundamental investment limitations, which are set forth in Exhibit B.

Touchstone Institutional Money Market Fund – Dreyfus Cash Management:

Investment Objectives.  The investment objective of Touchstone Institutional Money Market Fund (“Touchstone Institutional”) is to seek high current income, consistent with liquidity and stability of principal.  The investment objective of Dreyfus Cash Management is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Principal Investment Strategies.  Touchstone Institutional invests in U.S. government securities and high-quality money market instruments.  Touchstone Institutional’s investments may include:  bank obligations, including certificates of deposit, bankers’ acceptances and time deposits; U.S. government securities issued directly by the U.S. Treasury or by agencies of the U.S. government; short-term corporate debt securities; short-term municipal securities; variable and floating rate securities; and repurchase agreements.

Dreyfus Cash Management normally invests in a diversified portfolio of high-quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated foreign government obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

Normally, Dreyfus Cash Management invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.  Touchstone Institutional does not have a similar investment policy.

Touchstone Money Market Fund – General Money Market Fund, Inc.:

Investment Objectives.  The investment objective of Touchstone Money Market Fund (“Touchstone Retail Money Market”) is to seek high current income, consistent with liquidity and stability of principal.  The investment objective of General Money Market Fund, Inc. (“Dreyfus General”) is to seek as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies.  Touchstone Retail Money Market invests in U.S. government securities and high-quality money market instruments.  Touchstone Retail Money Market’s investments may include bank obligations, including certificates of deposit, bankers’ acceptances and time deposits; U.S. government securities issued directly by the U.S. Treasury or by agencies of the U.S. government; short-term corporate debt securities; short-term municipal securities; variable and floating rate securities; and repurchase agreements.

Dreyfus General normally invests in a diversified portfolio of high-quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated foreign government obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

Normally, Dreyfus General invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.  Touchstone Retail Money Market does not have a similar investment policy.

Touchstone Tax-Free Money Market Fund – General Municipal Money Market Fund:

Investment Objectives.  The investment objective of Touchstone Tax-Free Money Market Fund (“Touchstone Tax-Free”) is to seek the highest level of interest income exempt from federal income tax, consistent with the protection of capital.  The investment objective of General Municipal Money Market Fund (“Dreyfus Municipal”) is to seek to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

Principal Investment Strategies.  Touchstone Tax-Free invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

Touchstone Tax-Free has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax (“AMT”).  This fundamental policy may not be changed without the approval of shareholders.

Touchstone Tax-Free may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds).  Touchstone Tax-Free may also invest more than 25% of its assets in private activity bonds and industrial development bonds, which may be backed only by nongovernmental entities.  Under normal circumstances, Touchstone Tax-Free will limit its investment in securities whose income is subject to the AMT to less than 20% of its assets.  Touchstone Tax-Free will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

Dreyfus Municipal normally invests substantially all of its net assets in short-term, high-quality municipal obligations that provide income exempt from federal income taxes.  Dreyfus Municipal also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although Dreyfus Municipal seeks to provide income exempt from federal income tax, income from some of its holdings may be subject to the federal AMT.  In addition, Dreyfus Municipal may invest temporarily in high-quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.  During such periods, Dreyfus Municipal may not achieve its investment objective.

Touchstone Tax-Free and Dreyfus Municipal have comparable principal investment strategies and risks. However, there are some differences. Touchstone Tax-Free has a limit of investing 20% of its net assets in taxable obligations, including those subject to the AMT, while Dreyfus Municipal does not have a limitation on investing in obligations subject to the federal AMT. In addition, Touchstone Tax-Free may focus the investment of its assets in municipal obligations within a particular sector of the bond market.  Dreyfus Municipal does not use sector focus as part of its principal investment strategies.

How do the Funds’ fees and expenses compare?

Touchstone Institutional – Dreyfus Cash Management

Comparative Fee Table.  The following table allows you to compare the various fees and expenses that you may pay for buying and holding shares of each Fund.  The table also shows the estimated costs and expenses that investors in Touchstone Institutional will bear as shareholders of Dreyfus Cash Management after the Reorganization.  Pro forma expense levels project anticipated fees and expenses of Dreyfus Cash Management following the Reorganization, although actual expenses may be greater or less than those shown.  Expense ratios reflect annual Fund operating expenses for the fiscal year ended September 30, 2014 for Touchstone Institutional and for the fiscal year ended January 31, 2015 for Dreyfus Cash Management.  Pro forma numbers are estimated as if the Reorganization had been completed as of January 31, 2015.  The Funds will not bear the costs of the Reorganization.

	Touchstone Institutional (Institutional Class)	Dreyfus Cash Management (Institutional Class)	Dreyfus Cash Management (pro forma combined) (Institutional Class)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.20%	0.20%	0.20%
Other Expenses	0.17%1	0.01%2	0.01%2
Total Annual Fund Operating Expenses3	0.37%	0.21%	0.21%
_______________
1	Other Expenses for Touchstone Institutional are restated to reflect contractual changes to Touchstone Institutional’s Administration Agreement effective January 1, 2015.
2	Includes Shareholder Services Plan fees for Dreyfus Cash Management.
3
The expense ratios for each Fund do not reflect any voluntary expense limitations.  If voluntary expense limitations were reflected, Total Annual Fund Operating Expenses would be 0.17% for Touchstone Institutional and 0.15% for Dreyfus Cash Management.  These expense limitations are not contractual and may be discontinued at any time.

Touchstone Retail Money Market – Dreyfus General

Comparative Fee Table.  The following table allows you to compare the various fees and expenses that you may pay for buying and holding shares of each Fund.  The table also shows the estimated costs and expenses that investors in Touchstone Retail Money Market will bear as shareholders of Dreyfus General after the Reorganization.  Pro forma expense levels project anticipated expense levels following the Reorganization, although actual expenses may be greater or less than those shown.  Expense ratios reflect annual Fund operating expenses for the fiscal year ended September 30, 2014 for Touchstone Retail Money Market and for the fiscal year ended November 30, 2014 for Dreyfus General.  Under their respective management or investment advisory agreements, Dreyfus General has agreed to pay Dreyfus a management fee at the annual rate of 0.50% of the Fund’s average daily net assets, whereas Touchstone Retail Money Market has agreed to pay Touchstone Advisors an investment advisory fee at an annualized rate, based on the average daily net assets of the Fund, as follows: 0.50% of average daily net assets up to $50 million; 0.45% on the next $100 million of assets; 0.40% on the next $100 million of assets; and 0.375% of assets over $250 million.  Pro forma numbers are estimated as if the Reorganization had been completed as of November 30, 2014.  The Funds will not bear the costs of the Reorganization.

	Touchstone Retail Money Market (Class A)	Touchstone Retail Money Market (Class S)	Dreyfus General (Class A)	Dreyfus General (pro forma combined) (Class A)
Shareholder Fees (fees paid directly from your investment)
Wire Redemption Fee	Up to $15	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.43%	0.43%	0.50%	0.50%
Rule 12b-1 Fees	0.25%	0.35%	0.20%	0.20%
Other Expenses	0.30%1	0.29%1	0.03%2	0.01%2
Total Annual Fund Operating Expenses3	0.98%	1.07%	0.73%	0.71%

1	Other Expenses for Touchstone Retail Money Market are restated to reflect contractual changes to the Touchstone Retail Money Market’s Administration Agreement effective January 1, 2015.
2	Includes Shareholder Services Plan fees for Dreyfus General.
3
The expense ratios for each Fund do not reflect any voluntary expense limitations.  If voluntary expense limitations were reflected, Total Annual Fund Operating Expenses would be 0.17% for Class A and Class S shares of Touchstone Retail Money Market and 0.17% for Class A shares of Dreyfus General.  These expense limitations are not contractual and may be discontinued at any time.

Touchstone Tax-Free – Dreyfus Municipal

Comparative Fee Table.  The following table allows you to compare the various fees and expenses that you may pay for buying and holding shares of each Fund.  The table also shows the estimated costs and expenses that investors in Touchstone Tax-Free will bear as shareholders of Dreyfus Municipal after the Reorganization.  Pro forma expense levels project anticipated expense levels following the Reorganization, although actual expenses may be greater or less than those shown.  Expense ratios reflect annual Fund operating expenses for the fiscal year ended June 30, 2014 for Touchstone Tax-Free and for the fiscal year ended November 30, 2014 for Dreyfus Municipal.  Under their respective management or investment advisory agreements, Dreyfus Municipal has agreed to pay Dreyfus a management fee at the annual rate of 0.50% of the Fund’s average daily net assets, whereas Touchstone Tax-Free has agreed to pay Touchstone Advisors an investment advisory fee at an annualized rate, based on the average daily net assets of the Fund, as follows: 0.50% on first $100 million; 0.45% on the next $100 million of assets; 0.40% on the next $100 million of assets; and 0.375% on assets over $300 million.  Pro forma numbers are estimated as if the Reorganization had been completed as of November 30, 2014.  The Funds will not bear the costs of the Reorganization.

	Touchstone Tax-Free (Class A)	Touchstone Tax-Free (Class S)	Dreyfus Municipal (Class A)	Dreyfus Municipal (pro forma combined) (Class A)
Shareholder Fees (fees paid directly from your investment)
Wire Redemption Fee	Up to $15	Up to $15	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.50%	0.50%	0.50%	0.50%
Rule 12b-1 Fees	0.25%	0.35%	None	None
Other Expenses	0.42%1	0.38%1	0.10%2	0.09%2
Total Expenses	1.17%	1.23%	0.60%	0.59%
Fee Waiver and/or Expense Reimbursement3	(0.28)%	(0.33)%	N/A	N/A
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursement)4	0.89%	0.90%	0.60%	0.59%

1	Other Expenses for Touchstone Tax-Free are restated to reflect contractual changes to Touchstone Tax-Free’s Administration Agreement effective January 1, 2015.
2	Includes Shareholder Services Plan fees for Dreyfus Municipal.
3
Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to limit annual Fund operating expenses to 0.89% and 0.90% of average daily net assets for Class A and Class S shares, respectively.  This expense limitation is effective through October 29, 2015, but the Board can terminate the agreement if it deems the termination to be beneficial to Touchstone Tax-Free.

4
The expense ratios for each Fund do not reflect any voluntary expense limitations.  If voluntary expense limitations were reflected, Total Annual Fund Operating Expenses would be 0.18% for Class A shares and Class S shares of Touchstone Tax-Free and 0.11% for Class A shares of Dreyfus Municipal.  These expense limitations are not contractual and may be discontinued at any time.

Expense Examples

Touchstone Institutional – Dreyfus Cash Management.  The Example is intended to help you compare the cost of investing in the Funds.  The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same, but do not reflect any voluntary expense limitations.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

	1 Year	3 Years	5 Years	10 Years
Institutional Class
Touchstone Institutional	$38	$119	$208	$468
Dreyfus Cash Management	$22	$68	$118	$268
Dreyfus Cash Management after Reorganization (pro forma combined)	$22	$68	$118	$268

Touchstone Retail Money Market – Dreyfus General.  The Example is intended to help you compare the cost of investing in the Funds.  The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same, but do not reflect any voluntary expense limitations.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

	1 Year	3 Years	5 Years	10 Years
Touchstone Retail Money Market (Class A)	$100	$312	$542	$1,201
Touchstone Retail Money Market (Class S)	$109	$340	$590	$1,306
Dreyfus General (Class A)	$75	$233	$406	$906
Dreyfus General (Class A) after Reorganization (pro forma combined)	$73	$227	$395	$883

Touchstone Tax-Free – Dreyfus Municipal.  The Example is intended to help you compare the cost of investing in the Funds.  The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same, but do not reflect any voluntary expense limitations.  The one-year example and the first year of the three-, five- and ten-years examples for Touchstone Tax-Free (Class A and Class S) are based on net operating expenses, which reflect the contractual expense limitation by Touchstone Advisors.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

	1 Year	3 Years	5 Years	10 Years

Touchstone Tax-Free (Class A)	$91	$344	$617	$1,397
Touchstone Tax-Free (Class S)	$92	$357	$643	$1,458
Dreyfus Municipal (Class A)	$61	$192	$335	$750
Dreyfus Municipal (Class A) after Reorganization (pro forma combined)	$60	$189	$329	$738

How do the Funds’ performance records compare?

Historically, the Funds have maintained a constant $1.00 NAV per share.  The bar charts below show the variability of the Funds’ total returns on a calendar year-end basis.

Touchstone Institutional – Dreyfus Cash Management.  The bar chart and performance table below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s performance from calendar year to calendar year and by showing each Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2014.  Past performance does not necessarily indicate how the Funds will perform in the future.  Updated performance and current yield for Touchstone Institutional is available at no cost by visiting Touchstoneinvestments.com (Touchstone Institutional) or by calling 1-800-543-0407.  Updated performance and current yield for Dreyfus Cash Management is available at no cost by visiting www.dreyfus.com (Dreyfus Cash Management) or by calling 1-800-346-3621.

Touchstone Institutional — Institutional Class Total Return as of December 31 (%)

Best Quarter:	Third Quarter 2007 1.33%	Worst Quarter:	Third Quarter 2013 0.00%

Dreyfus Cash Management — Institutional Class Total Return as of December 31 (%)

Best Quarter:	Third Quarter 2006 1.31%	Worst Quarter:	Second Quarter 2014 0.01%

Average Annual Total Returns

	Touchstone Institutional			Dreyfus Cash Management
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Institutional Class	0.01%	0.13%	1.82%	0.03%	0.08%	1.70%

Touchstone Retail Money Market – Dreyfus General.  The bar chart and performance table below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s performance from calendar year to calendar year and by showing each Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2014.  Past performance does not necessarily indicate how the Funds will perform in the future.  Updated performance and current yield for Touchstone Retail Money Market is available at no cost by visiting Touchstoneinvestments.com (Touchstone Retail Money Market) or by calling 1-800-543-0407.  Updated performance and current yield for Dreyfus General is available at no cost by visiting www.dreyfus.com (Dreyfus General) or by calling 1-800-DREYFUS.

Touchstone Retail Money Market – Class A Total Return as of December 31 (%)

Best Quarter:	Third Quarter 2007 1.18%	Worst Quarter:	Fourth Quarter 2009 0.00%

Dreyfus General – Class A Total Return as of December 31 (%)

Best Quarter:	Third Quarter 2006 1.17%	Worst Quarter:	First Quarter 2014 0.00%

Average Annual Total Returns

	Touchstone Retail Money Market			Dreyfus General
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Class A	0.01%	0.01%	1.51%	0.01%	0.02%	1.41%
Class S	0.01%	0.01%	1.37%	N/A	N/A	N/A

Touchstone Tax-Free – Dreyfus Municipal.  The bar chart and performance table below provide some indication of the risks of investing in the Funds by showing changes in each Fund’s performance from calendar year to calendar year and by showing each Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2014.  Past performance does not necessarily indicate how the Funds will perform in the future.  Updated performance and current yield for Touchstone Tax-Free is available at no cost by visiting Touchstoneinvestments.com (Touchstone Tax-Free) or by calling 1-800-543-0407.  Updated performance and current yield for Dreyfus Municipal is available at no cost by visiting www.dreyfus.com (Dreyfus Municipal) or by calling 1-800-DREYFUS.

Touchstone Tax-Free – Class A Total Return as of December 31 (%)
Best Quarter:	Second Quarter 2007 0.74%	Worst Quarter:	Fourth Quarter 2013 0.00%

Dreyfus Municipal – Class A Total Return as of December 31 (%)

Best Quarter:	Third Quarter 2007 0.79%	Worst Quarter:	Fourth Quarter 2014 0.00%

Average Annual Total Returns

	Touchstone Tax Free			Dreyfus Municipal
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Class A	0.01%	0.01%	0.93%	0.00%	0.00%	1.02%
Class S	0.01%	0.01%	0.81%	N/A	N/A	N/A

Will I be able to purchase, redeem and exchange shares the same way?

After the Reorganization of your Fund, you will be a shareholder of the corresponding Dreyfus Money Market Fund and the shareholder policies of the Dreyfus Funds will apply.  You will no longer be permitted to make exchanges directly with other Touchstone Funds.  However, it is expected that you will have the ability to redeem shares of your Dreyfus Money Market Fund and request the proceeds be applied to the purchase of shares of an appropriate share class of a Touchstone Fund, subject to the applicable Touchstone Fund Prospectus limitations, without having to take possession of your proceeds and remit payment separately for the subsequent purchase.  Purchases into an appropriate Dreyfus Money Market Fund from the proceeds of a Touchstone Fund redemption are also expected to be accommodated in the same manner, subject to the applicable Dreyfus Money Market Fund Prospectus limitations.  In each case, the redemption and purchase order will be processed at the net asset value next calculated after receipt by the applicable fund. In some cases, this will result in the purchase order being processed one business day following the redemption order.

Who will be the Advisor of my Fund after the Reorganizations?

Touchstone Advisors is the advisor and Fort Washington Investment Advisors, Inc. (“Fort Washington”) is the subadvisor to each Touchstone Money Market Fund.  Dreyfus will continue to serve as the investment advisor to the Dreyfus Money Market Funds after the Reorganizations.  For additional information regarding Dreyfus, please see the section entitled “Management of the Funds.”

Who will be the service providers of my Fund after the Reorganizations?

The Funds currently have the service providers set forth in the table below.  Upon completion of the Reorganizations, each Dreyfus Money Market Fund will continue to engage its existing service providers.

Service Providers	Each Touchstone Money Market Fund	Each Dreyfus Money Market Fund
Principal Underwriter	Touchstone Securities, Inc.	MBSC Securities Corporation (“MBSC”)
Administrator	Touchstone Advisors, Inc.	Dreyfus
Sub-Administrator	BNY Mellon Investment Servicing (US) Inc.	N/A
Transfer Agent	BNY Mellon Investment Servicing (US) Inc.	Dreyfus Transfer, Inc.
Custodian	Brown Brothers Harriman & Co.	The Bank of New York Mellon
Independent Registered Public Accounting Firm	Ernst & Young LLP	Ernst & Young LLP

What will be the primary federal income tax consequences of the Reorganizations?

It is a condition to the closing of each Reorganization that the Funds receive an opinion of counsel that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  If a Reorganization so qualifies, then generally no gain or loss will be recognized for federal income tax purposes by the Funds or their respective shareholders as a direct result of the Reorganization.  See “Material Federal Income Tax Consequences” for more information on the federal income tax consequences of the Reorganizations.

COMPARISON OF INVESTMENT OBJECTIVES,
PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The investment objectives, principal investment strategies and risks of each Fund are comparable.  For more information on the risks associated with the Funds, see each Fund’s prospectus and SAI.

Investment Objectives and Principal Investment Strategies

As money market funds, each Fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the 1940 Act, which are designed to help money market funds maintain a stable NAV of $1.00 per share.  Each Touchstone Money Market Fund and the corresponding Dreyfus Money Market Fund have comparable investment objectives and comparable principal investment strategies.  Each Fund also has comparable fundamental investment limitations, which are set forth in Exhibit B.

Touchstone Institutional – Dreyfus Cash Management

Investment Objectives.  The investment objective of Touchstone Institutional is to seek high current income, consistent with liquidity and stability of principal.  The investment objective of Dreyfus Cash Management is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Principal Investment Strategies.  Touchstone Institutional invests in U.S. government securities and high-quality money market instruments.  Touchstone Institutional’s investments may include bank obligations, including certificates of deposit, bankers’ acceptances and time deposits; U.S. government securities issued directly by the U.S. Treasury or by agencies of the U.S. government; short-term corporate debt securities; short-term municipal securities; variable and floating rate securities; and repurchase agreements.

Dreyfus Cash Management normally invests in a diversified portfolio of high-quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated foreign government obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

Normally, Dreyfus Cash Management invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.  Touchstone Institutional does not have a similar investment policy.

Touchstone Retail Money Market – Dreyfus General

Investment Objectives.  The investment objective of Touchstone Retail Money Market is to seek high current income, consistent with liquidity and stability of principal.  The investment objective of Dreyfus General is to seek as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies.  Touchstone Retail Money Market invests in U.S. government securities and high-quality money market instruments.  Touchstone Retail Money Market’s investments may include bank obligations, including certificates of deposit, bankers’ acceptances and time deposits; U.S. government securities issued directly by the U.S. Treasury or by agencies of the U.S. government; short-term corporate debt securities; short-term municipal securities; variable and floating rate securities; and repurchase agreements.

Dreyfus General normally invests in a diversified portfolio of high-quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated foreign government obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

Normally, Dreyfus General invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.  Touchstone Retail Money Market does not have a similar investment policy.

Touchstone Tax-Free – Dreyfus Municipal

Investment Objectives.  The investment objective of Touchstone Tax-Free is to seek the highest level of interest income exempt from federal income tax, consistent with the protection of capital.  The investment objective of Dreyfus Municipal is to seek to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

Principal Investment Strategies.  Touchstone Tax-Free invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

Touchstone Tax-Free has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the AMT.  This fundamental policy may not be changed without the approval of shareholders.

Touchstone Tax-Free may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds).  Touchstone Tax-Free may also invest more than 25% of its assets in private activity bonds and industrial development bonds, which may be backed only by nongovernmental entities.  Under normal circumstances, Touchstone Tax-Free will limit its investment in securities whose income is subject to the AMT to less than 20% of its assets.  Touchstone Tax-Free will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

Dreyfus Municipal normally invests substantially all of its net assets in short-term, high-quality municipal obligations that provide income exempt from federal income taxes.  Dreyfus Municipal also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although Dreyfus Municipal seeks to provide income exempt from federal income tax, income from some of its holdings may be subject to the federal AMT.  In addition, Dreyfus Municipal may invest temporarily in high-quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.  During such periods, Dreyfus Municipal may not achieve its investment objective.

Touchstone Tax-Free and Dreyfus Municipal have comparable principal investment strategies and risks. However, there are some differences. Touchstone Tax-Free has a limit of investing 20% of its net assets in taxable obligations, including those subject to the AMT, while Dreyfus Municipal does not have a limitation on investing in obligations subject to the federal AMT. In addition, Touchstone Tax-Free may focus the investment of its assets in municipal obligations within a particular sector of the bond market.  Dreyfus Municipal does not use sector focus as part of its principal investment strategies.

Principal Risks

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Each Fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.  Additionally, while each Fund has maintained a constant share price since inception, and will continue to try to do so, neither the investment advisor nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the Fund’s share price from falling below $1.00 per share.  To the extent that there are differences between the principal risks disclosed in each Fund’s current prospectus, these are generally due to differences in the disclosure practices between the Touchstone Money Market Funds and the Dreyfus Money Market Funds, rather than actual differences in risk exposure.  The following are the principal risks that could reduce a Fund’s income level and/or share price:

Banking Industry Risk (Dreyfus Cash Management and Dreyfus General).  The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry.

Credit Risk (All Funds).  Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the Fund’s share price.  Although the Fund invests only in high-quality debt securities, any of the Fund’s holdings could have its credit rating downgraded or could default.  The credit quality of the securities held by the Fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the Fund’s NAV.

Foreign Investment Risk (Dreyfus Cash Management and Dreyfus General).  The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

Interest Rate Risk (All Funds).  This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates.  A sharp and unexpected rise in interest rates could cause the Fund’s share price to drop below a dollar.  A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of Fund assets and could impair the Fund’s ability to maintain a stable NAV.

Liquidity Risk (All Dreyfus Money Market Funds).  When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value.  In such a market, the value of such securities may fall dramatically, potentially lowering the Fund’s share price, even during periods of declining interest rates.  Also, during such periods, redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund’s NAV and remaining Fund shareholders.

Municipal Securities Risk (Dreyfus Cash Management and Dreyfus Municipal). The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the Fund invests may have an impact on the Fund’s ability to maintain a stable NAV.

Regulatory Risk (All Funds).  The SEC has adopted amendments to the rules governing money market funds that may change the way that the Fund and similar money market funds operate.  Under the amended rules, as of October 14, 2016, the share price of money market funds that will be designated as “institutional prime” or “institutional municipal” type money funds would fluctuate and, as a result, shares of those funds when sold may be worth more or less than their original purchase price.  In addition, as of October 14, 2016, all prime and all municipal money market funds become subject to a regime of liquidity fees imposed upon the sale of their shares or the temporary suspension of redemptions, in each case triggered (and subject to board determination) by the percentage of a fund’s “Weekly Liquid Assets” falling below certain minimums as defined in amended Rule 2a-7 under the 1940 Act.  The amendments impose additional regulatory and reporting requirements on all money market funds, which generally are expected to be implemented by the Dreyfus Money Market Funds by April 14, 2016.  As a result of the amendments, additional expenses may be incurred by the Dreyfus Money Market Funds.  If shareholders of the Touchstone Money Market Funds approve the Reorganizations, it is expected that the Reorganizations will be completed before the Touchstone Money Market Funds would be required to comply with any additional regulatory or reporting requirements under Rule 2a-7.

Repurchase Agreement Counterparty Risk (Dreyfus Cash Management and Dreyfus General).  The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Structured Notes Risk (Dreyfus Municipal).  Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Tax Risk (Dreyfus Municipal).  To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the Fund from its investment in such obligations and distributed to shareholders will be taxable.

Government Securities Risk (Dreyfus Cash Management, Dreyfus General, Touchstone Retail Money Market and Touchstone Institutional).  Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.  Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.  Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the Fund itself.

U.S. Treasury Securities Risk (Dreyfus Cash Management and Dreyfus General). A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

In addition to the risks listed above, please refer to the applicable Dreyfus Money Market Fund prospectus, which was mailed to you with the Proxy Statement/Prospectus, for more detailed information on the risks associated with investments in the Dreyfus Money Market Funds.

INFORMATION ABOUT THE REORGANIZATIONS

Touchstone Money Market Funds Board Considerations with respect to the Reorganizations

Touchstone Advisors, the investment advisor to the Touchstone Money Market Funds, has decided to exit the money market fund business in light of the changing regulatory landscape and uncertainty regarding the continued economic profitability and prospects of the Touchstone Money Market Funds. The Board received information and held discussions over the course of several Board meetings regarding potential options for the Touchstone Money Market Funds, including liquidating the Touchstone Money Market Funds or combining them with money market funds of another fund family.  Touchstone Advisors ultimately recommended reorganizing the Touchstone Money Market Funds into the Dreyfus Money Market Funds. Touchstone Advisors believes that the Reorganizations will provide Touchstone Money Market Fund shareholders with a better alternative than liquidating and closing the Funds.

In making its recommendation to the Board to reorganize the Touchstone Money Market Funds into comparable Dreyfus Money Market Funds, Touchstone Advisors emphasized Dreyfus’ commitment to its money market mutual fund asset management business, its extensive experience managing money market funds, the scale of the Dreyfus fund family and the greater asset size of each Dreyfus Money Market Fund, the strong performance history of the Dreyfus Money Market Funds, and the opportunity for cost savings to the shareholders of the Touchstone Money Market Funds as a result of each Dreyfus Money Market Fund’s lower total expense ratio and the potential for future operating efficiencies and economies of scale.

At a meeting held on February 12, 2015, the Board, including the Independent Board Members, determined that each Reorganization was in the best interests of the applicable Touchstone Money Market Funds and that the interests of existing shareholders of the Touchstone Money Market Funds would not be diluted as a result of the Reorganizations.  In evaluating the Reorganizations, the Board requested and reviewed, with the assistance of independent legal counsel, materials furnished by Touchstone Advisors and Dreyfus.  These materials included information about Dreyfus and the Dreyfus fund family, including the qualifications and stability of Dreyfus’ investment personnel and management, Dreyfus’ compliance and risk management programs, Dreyfus’ commitment to the money market mutual fund asset management business and its plans for growing that business and information about the third-party service providers to the Dreyfus Money Market Funds.

Touchstone Advisors also reviewed with the Board the material terms and conditions of an agreement it had entered into with Dreyfus that related to the Reorganizations.  After discussions with management, the Trustees were satisfied that Touchstone Advisors’ recommendation to reorganize the Touchstone Money Market Funds into the Dreyfus Money Market Funds was made in the interests of the Touchstone Money Market Funds and their shareholders and was independent of any benefits that might accrue to Touchstone Advisors under its agreement with Dreyfus.

In considering the proposed Reorganizations, the Board considered the following factors, among others:

•
the relatively small size of the Touchstone Money Market Funds, limited distribution opportunities and relatively high expenses that the Funds would likely incur if Touchstone Advisors were unable or unwilling to continue to subsidize expenses at current levels;

•
additional regulatory changes to Rule 2a-7 under the 1940 Act, which are expected to increase the Touchstone Money Market Funds’ expenses and negatively impact their ability to offer a competitive return to their shareholders;

•
the ability of Touchstone Money Market Fund shareholders to continue their investment in another money market mutual fund with a comparable investment objectives and comparable principal investment strategies;

•
the commitment of Dreyfus to the continuation and growth of its money market mutual fund asset management business, the larger size and greater diversity of the Dreyfus fund family and historical investment performance of the Dreyfus Money Market Funds;

•	the qualifications and stability of Dreyfus’ investment personnel and management and the quality of Dreyfus’ compliance and risk management programs;

•
the investment advisory fees and other expenses paid by the Dreyfus Money Market Funds, the expense limitation arrangements Dreyfus has with the Dreyfus Money Market Funds and the ability of Touchstone Money Market Fund shareholders to enjoy cost savings, as a result of each Dreyfus Money Market Fund having a lower total expense ratio than the Touchstone Money Market Fund proposed to be reorganized into it, as well as the greater potential for future operating efficiencies and economies of scale;

•	the actions taken or to be taken by Dreyfus to ensure the Dreyfus Money Market Funds comply in a timely manner with amendments to Rule 2a-7 under the 1940 Act;

•
the relative performance of each Touchstone Money Market Fund and that of the corresponding Dreyfus Money Market Fund, while taking into account the impact of current market conditions  on investment performance;

•
the terms and conditions of each Reorganization, including (1) that each Reorganization would be structured so as to be a tax-free reorganization for federal income tax purposes, (2) that Touchstone Advisors, Dreyfus, and/or their respective affiliates, and not Touchstone Money Market Fund shareholders, would bear all expenses associated with the Reorganizations; and (3) that the Plan of Reorganization includes provisions to address potential dilution; and

•	alternatives available to shareholders of the Touchstone Money Market Funds, including the ability to exchange or redeem their shares prior to the Reorganizations.

During their assessment, the Board met with independent legal counsel regarding the legal issues involved.  After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies, economies of scale or other benefits will in fact be realized, the Board approved the Reorganizations, concluding that each Reorganization would be in the best interest of the applicable Touchstone Money Market Fund and that the interests of existing shareholders of each Touchstone Money Market Fund would not be diluted as a result of such Fund’s Reorganization.

Dreyfus Money Market Fund Board Considerations with respect to the Reorganizations

At meetings held on February 18, 2015, the Boards of the Dreyfus Money Market Funds, including the Independent Board Members, determined that each Reorganization was in the best interests of the applicable Dreyfus Money Market Funds and that the interests of existing shareholders of the Dreyfus Money Market Funds would not be diluted as a result of the Reorganizations.  The Boards of the Dreyfus Money Market Funds considered that the Reorganizations present an opportunity for the Dreyfus Money Market Funds to acquire substantial investment assets at no cost to the Funds, which provides an economic benefit to the relevant Dreyfus Money Market Fund.

Plan of Reorganization

The following summary is qualified in its entirety by reference to each Plan of Reorganization, a form of which is provided in Exhibit A.

Each Plan of Reorganization provides that all of the assets of the applicable Touchstone Money Market Fund will be transferred to the corresponding Dreyfus Money Market Fund solely in exchange for shares of the Dreyfus Money Market Fund and the assumption by the Dreyfus Money Market Fund of the stated liabilities of the Touchstone Money Market Fund approved by Dreyfus on or about June 5, 2015 or such other date as may be agreed upon in writing by the parties (the “Closing Date”).  On or as soon after the Closing Date as practicable, the Touchstone Money Market Fund will distribute pro rata to its shareholders of record as of the Closing Date the full and fractional shares of the Dreyfus Money Market Fund received by the Touchstone Money Market Fund.

Each Reorganization is subject to the conditions set forth in the applicable Plan of Reorganization.  Each Plan of Reorganization may be terminated (1) by the mutual agreement of the Touchstone Money Market Fund and the Dreyfus Money Market Fund party thereto; or (2) at or prior to the closing by either Fund (a) because of a breach by the other Fund of any representation, warranty or agreement contained in the Plan of Reorganization to be performed at or prior to the Closing Date, if not cured within 30 days, or (b) because a condition in the Plan of Reorganization expressed to be precedent to the obligations of the terminating Fund has not been met and it reasonably appears that it will not or cannot be met.  In addition, if the difference in NAV per share of either the Touchstone Money Market Fund or the Dreyfus Money Market Fund, using the amortized cost method as defined in Rule 2a-7(a)(2), and the shadow market NAV per share calculated as of the Valuation Time equals or exceeds $0.0025, then the Closing Date will be postponed and may be cancelled if such per share difference has not dropped below $0.0025 after 30 days.  The shadow market NAV per share of each Fund shall be computed using market quotations (or an appropriate substitute that reflects current market conditions) in accordance with Rule 2a-7(c)(8)(ii)(A)(1) under the 1940 Act (in effect prior to August 14, 2014) and the valuation procedures described in the applicable Plan of Reorganization.

Whether or not the Reorganizations are consummated, Touchstone Advisors, Dreyfus and/or their respective affiliates, and not the Touchstone Money Market Funds or the Dreyfus Money Market Funds, will bear all expenses associated with the Reorganizations.  The estimated expenses for each Reorganization are approximately $150,000 - $200,000.  The actual expenses associated with a Reorganization may be more or less than the estimated expenses discussed herein.

Transaction Agreement

Touchstone Advisors and Dreyfus have entered into an agreement that provides for each party to cooperate to effect the Reorganizations (the “Transaction Agreement”).  Under the Transaction Agreement, upon consummation of the Reorganizations, Dreyfus is obligated to reimburse Touchstone Advisors for certain Reorganization-related expenses, which may include the preparation and distribution of this Proxy Statement/Prospectus and other proxy solicitation costs and contribution to any existing loss in the price per share of any Touchstone Money Market Fund.  In addition, following the consummation of the Reorganizations, Dreyfus will pay Touchstone Advisors a fee calculated on the aggregate average daily NAV per month of investments by former investors in Touchstone Money Market Funds in Dreyfus Money Market Funds following the Reorganizations.  This fee is paid pursuant to a revenue sharing agreement between Dreyfus and Touchstone Advisors and will not be paid out of the assets of any of the Dreyfus Money Market Funds or by former shareholders of the Touchstone Money Market Funds.

The closing of the Transaction Agreement is subject to the satisfaction or waiver of certain conditions, including approval of the Reorganizations by shareholders of the Touchstone Money Market Funds representing a specified level of assets and the transfer of a minimum amount of Touchstone Money Market Fund assets in the Reorganizations.

Description of the Securities to Be Issued

Shareholders of each Touchstone Money Market Fund as of the Closing Date will receive full and fractional shares of the applicable Dreyfus Money Market Fund.  Shares of each Dreyfus Money Market Fund to be issued in connection with a Reorganization will be validly issued, fully paid and non-assessable upon issuance.

Material Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganizations that are applicable to you as a Touchstone Money Market Fund shareholder.  It is based on the Code, applicable U.S. Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy Statement/Prospectus and all of which are subject to change, including changes with retroactive effect.  The discussion below does not address any state, local, or foreign tax consequences of the Reorganizations.  Your tax treatment may vary depending upon your particular situation.  You also may be subject to special rules not discussed below depending on your individual status, including, but not limited to status as, an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or an entity that is not organized under the laws of the United States or a political subdivision thereof; a holder of shares as part of a hedge, straddle, or conversion transaction; a person that does not hold shares as a capital asset at the time of that Fund’s Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

Each Reorganization will qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code.  As a condition to the closing of each Reorganization, the applicable Touchstone Money Market Fund and the applicable Dreyfus Money Market Fund will receive an opinion from the law firm of Vedder Price P.C. substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications, and assumptions with respect to the Reorganization, for federal income tax purposes:

(1)           The transfer by the Touchstone Money Market Fund of its assets to the Dreyfus Money Market Fund in exchange solely for Dreyfus Money Market Fund shares and the assumption by the Dreyfus Money Market Fund of the stated liabilities of the Touchstone Money Market Fund, followed by the pro rata distribution of all the Dreyfus Money Market Fund shares so received by the Touchstone Money Market Fund to the Touchstone Money Market Fund’s shareholders of record in complete liquidation of the Touchstone Money Market Fund as soon as practicable thereafter, will constitute a “reorganization” within the meaning of section 368(a) of the Code and the Dreyfus Money Market Fund and the Touchstone Money Market Fund will each be “a party to a reorganization,” within the meaning of section 368(b) of the Code, with respect to the Reorganization.

(2)           No gain or loss will be recognized by the Dreyfus Money Market Fund upon the receipt of all the assets of the Touchstone Money Market Fund in exchange solely for Dreyfus Money Market Fund shares and the assumption by the Dreyfus Money Market Fund of the stated liabilities of the Touchstone Money Market Fund.

(3)           No gain or loss will be recognized by the Touchstone Money Market Fund upon the transfer of all its assets to the Dreyfus Money Market Fund in exchange solely for Dreyfus Money Market Fund shares and the assumption by the Dreyfus Money Market Fund of the stated liabilities of the Touchstone Money Market Fund or upon the distribution (whether actual or constructive) of the Dreyfus Money Market Fund shares so received to the Touchstone Money Market Fund’s shareholders in exchange solely for such shareholders’ shares of the Touchstone Money Market Fund in complete liquidation of the Touchstone Money Market Fund.

(4)           No gain or loss will be recognized by the Touchstone Money Market Fund’s shareholders upon the exchange, pursuant to the Reorganization, of all their shares of the Touchstone Money Market Fund solely for Dreyfus Money Market Fund shares.

(5)           The aggregate basis of the Dreyfus Money Market Fund shares received by each Touchstone Money Market Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Touchstone Money Market Fund shares exchanged therefor by such shareholder.

(6)           The holding period of the Dreyfus Money Market Fund shares received by each Touchstone Money Market Fund shareholder in the Reorganization will include the period during which the shares of the Touchstone Money Market Fund exchanged therefor were held by such shareholder, provided such Touchstone Money Market Fund shares were held as capital assets at the effective time of the Reorganization.

(7)           The basis of the assets of the Touchstone Money Market Fund received by the Dreyfus Money Market Fund will be the same as the basis of such assets in the hands of the Touchstone Money Market Fund immediately before the effective time of the Reorganization.

(8)           The holding period of the assets of the Touchstone Money Market Fund received by the Dreyfus Money Market Fund will include the period during which such assets were held by the Touchstone Money Market Fund.

No opinion will be expressed as to (1) the effect of a Reorganization on the applicable Touchstone Money Market Fund, the applicable Dreyfus Money Market Fund or any shareholder of the applicable Touchstone Money Market Fund with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized for federal income tax purposes (a) at the end of a taxable year or upon the termination thereof, or (b) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

No private ruling will be sought from the Internal Revenue Service (the “IRS”) with respect to the federal income tax consequences of a Reorganization.  Opinions of counsel are not binding upon the IRS or the courts, are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court.  If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code and, thus, is taxable, the applicable Touchstone Money Market Fund would recognize gain or loss on the transfer of its assets to the applicable Dreyfus Money Market Fund and each shareholder of such Touchstone Money Market Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Touchstone Money Market Fund shares and the fair market value of the shares of the Dreyfus Money Market Fund it receives.

Prior to each Reorganization, the applicable Touchstone Money Market Fund will declare a distribution to its shareholders, which, together with all previous distributions, will have the effect of distributing to its shareholders at least all of the Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt interest income and realized net capital gain (after reduction by any available capital loss carryforwards), if any, through the Closing Date of the Reorganization.  To the extent such distributions are attributable to taxable income or capital gains, the distributions will be taxable to the Touchstone Money Market Fund’s shareholders for federal income tax purposes.  Taxable distributions are subject to federal income tax whether received in cash or reinvested in additional shares of the Touchstone Money Market Fund, which would be exchanged for shares of the applicable Dreyfus Money Market Fund in the Reorganization.  If portfolio assets of a Touchstone Money Market Fund are sold prior to that Fund’s Reorganization, the Touchstone Money Market Fund may realize gains or losses on such sales, which may increase or decrease the net capital gain or net investment income to be distributed by such Touchstone Money Market Fund prior to the Reorganization.

U.S. federal income tax law permits a regulated investment company to carry forward net capital losses realized during taxable years beginning on or before December 22, 2010, for a period of up to eight taxable years, and, for net capital losses realized during taxable years beginning after December 22, 2010, for an unlimited number of taxable years.  A regulated investment company must use capital loss carryforwards generated in taxable years beginning after December 22, 2010 to offset gains arising in taxable years beginning after this date before capital losses carried forward from years beginning on or prior to this date are used.

Each Reorganization will cause the tax year of the applicable Touchstone Money Market Fund to close.  After each Reorganization, the ability of the applicable Dreyfus Money Market Fund to use the realized and unrealized pre-Reorganization capital losses, if any, of such Dreyfus Money Market Fund or the applicable Touchstone Money Market Fund reorganized into it may be limited under certain federal income tax rules applicable to reorganizations of this type.  Therefore, in certain circumstances, shareholders may pay federal income tax sooner, or may pay more federal income taxes, than they would have had the Reorganization not occurred.  The effect of these potential limitations will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of the Reorganization and the amount of unrealized capital gains in the Funds at the time of the Reorganization.

As of September 30, 2014, for U.S. federal income tax purposes, Touchstone Institutional had capital loss carryforwards of $31,587, expiring in 2016, and $2,027, with no expiration date; and Touchstone Retail Money Market had capital loss carryforwards of $1,738, with no expiration date.  As of June 30, 2014, for U.S. federal income tax purposes, Touchstone Tax-Free had capital loss carryforwards of $670, expiring in 2017, and $2,714, with no expiration date.  As of January 31, 2015, for U.S. federal income tax purposes, Dreyfus Cash Management had no capital loss carryforwards.  As of November 30, 2014, for U.S. federal income tax purposes, Dreyfus General had no capital loss carryforwards and Dreyfus Municipal had capital loss carryforwards of $2,463, expiring in 2018.

As of September 30, 2014, for U.S. federal income tax purposes, Touchstone Institutional had net unrealized losses of $461 and Touchstone Retail Money Market had unrealized losses of $102.  As of June 30, 2014, for U.S. federal income tax purposes, Touchstone Tax-Free had unrealized gains of $0.  These figures are likely to change by the date of each Touchstone Money Market Fund’s Reorganization, and do not reflect the impact of the Reorganization, including, in particular, the application of the loss limitation rules discussed herein.

In addition, shareholders of each Touchstone Money Market Fund will receive a proportionate share of any taxable income and gains realized by the applicable Dreyfus Money Market Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Dreyfus Money Market Fund.  As a result, shareholders of a Touchstone Money Market Fund may receive a greater amount of taxable distributions than they would have had their Fund’s Reorganization not occurred.

This discussion does not address any state or local tax issues and is limited to the federal income tax issues addressed above.  You are urged and advised to consult your own tax advisors as to the federal, state, local, foreign, and other tax consequences of your Touchstone Money Market Fund’s Reorganization in light of your individual circumstances, including the applicability and effect of possible changes in any applicable tax laws.

Pro Forma Capitalization

The following tables set forth, for the Funds involved in each Reorganization, the net assets, number of shares outstanding and NAV per share.  This information is generally referred to as the “capitalization” of a Fund.  The term “pro forma capitalization” means the expected capitalization of a Dreyfus Money Market Fund after it has combined with the corresponding Touchstone Money Market Fund.

	Touchstone Institutional*	Dreyfus Cash Management (Institutional Shares)*	Pro Forma Adjustments*,1	Pro Forma Combined Dreyfus Cash Management (Institutional Shares)*
Institutional Class
Net assets	$674,502,420	$23,109,317,551		$23,783,819,971
Shares outstanding	674,518,646	23,109,313,717	None	23,783,832,363
Net asset value per share	$1.00	$1.00		$1.00
___________________
*
The information in the table is as of January 31, 2015 and assumes that the Reorganization has taken place as of such date.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase and redemption activity.

1	All expenses associated with the Reorganization will be borne by Touchstone Advisors, Dreyfus and/or their respective affiliates, and not the Funds.

	Touchstone Retail Money Market (Class A)*	Touchstone Retail Money Market (Class S)*	Dreyfus General (Class A)*	Pro Forma Adjustments*,1	Pro Forma Combined Dreyfus General (Class A)*
Net assets	$64,248,362	$261,806,674	$1,953,940,254	None	$2,279,995,290
Shares outstanding	64,252,116	261,836,771	1,953,919,590	None	2,280,008,477
Net asset value per share	$1.00	$1.00	$1.00		$1.00
___________________
*
The information in the table is as of January 31, 2015 and assumes that the Reorganization has taken place as of such date.  The capitalizations will be different on the Closing Date as a result of daily share purchase and redemption activity.

1	All expenses associated with the Reorganization will be borne by Touchstone Advisors, Dreyfus and/or their respective affiliates, and not the Funds.

	Touchstone Tax-Free (Class A)*	Touchstone Tax-Free (Class S)*	Dreyfus Municipal (Class A)*	Pro Forma Adjustments*,1	Pro Forma Combined Dreyfus Municipal (Class A)*
Net assets	$4,421,324	$23,862,667	$48,010,184	None	$76,294,175
Shares outstanding	4,426,176	23,871,525	48,026,792	None	76,324,493
Net asset value per share	$1.00	$1.00	$1.00		$1.00
__________________
*
The information in the table is as of January 31, 2015 and assumes that the Reorganization has taken place as of such date.  The capitalizations will be different on the Closing Date as a result of daily share purchase and redemption activity.

1	All expenses associated with the Reorganization will be borne by Touchstone Advisors, Dreyfus and/or their respective affiliates, and not the Funds.

Not all of the Dreyfus Money Market Funds’ share classes are involved in the Reorganizations.  As of January 31, 2015, the total net assets of Dreyfus Cash Management, Dreyfus General and Dreyfus Municipal were approximately $27.7 billion, $15.5 billion and $876.4 million, respectively.

MANAGEMENT OF THE FUNDS

Investment Advisor to the Dreyfus Money Market Funds

The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

Founded in 1947, The Dreyfus Corporation (“Dreyfus”) managed approximately $259 billion in 172 mutual fund portfolios as of December 31, 2014.  Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (“BNY Mellon”), a global financial services company focused on helping clients manage and service their financial assets, operating in 35 countries and serving more than 100 markets.  BNY Mellon is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace.  BNY Mellon had $28.5 trillion in assets under custody and administration and $1.7 trillion in assets under management as of December 31, 2014.  BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation.  BNY Mellon Investment Management is one of the world’s leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY Mellon’s affiliated investment management firms, wealth management services and global distribution companies.

Dreyfus Cash Management.  Dreyfus Cash Management has agreed to pay Dreyfus a management fee at the annual rate of 0.20% of the Fund’s average daily net assets.  For the fiscal year ended January 31, 2015, Dreyfus Cash Management paid Dreyfus a monthly management fee at the effective annual rate of 0.10%.

Dreyfus General and Dreyfus Municipal.  Each of Dreyfus General and Dreyfus Municipal has agreed to pay Dreyfus a management fee at the annual rate of 0.50% of the Fund’s average daily net assets.  For the fiscal year ended November 30, 2014, Dreyfus Municipal and Dreyfus General each paid Dreyfus a monthly management fee at the effective annual rate of 0.00%.

Dreyfus Money Market Funds’ Advisory Agreement Approval

A discussion regarding the basis for the approval by the Board of Dreyfus Cash Management of the Fund’s management agreement with Dreyfus is available in the Fund’s semi-annual report for the six-month period ended July 31, 2014.  A discussion regarding the basis for the approval by the Board of each of Dreyfus General and Dreyfus Municipal of each Fund’s management agreement with Dreyfus is available in the Funds’ annual report for the fiscal year ended November 30, 2014.

Investment Advisor to the Touchstone Money Market Funds

Touchstone Advisors, Inc.
303 Broadway, Suite 1100, Cincinnati, Ohio 45202

Touchstone Advisors has been a SEC-registered investment advisor since 1994.  As of December 31, 2014, it had approximately $21 billion in assets under management.  As the Touchstone Money Market Funds’ advisor, Touchstone Advisors reviews, supervises and administers the Funds’ investment programs and also ensures compliance with the Funds’ investment policies and guidelines.  Touchstone Advisors is responsible for selecting each Fund’s sub-advisor(s), subject to approval by the Board.

Touchstone Advisors will also continually monitor each sub-advisor’s performance through various analyses and through in-person, telephone, and written consultations with the sub-advisor.  Touchstone Advisors discusses its expectations for performance with each sub-advisor and provides evaluations and recommendations to the Board, including whether or not a sub-advisor’s contract should be renewed, modified or terminated.

The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements, or amend existing sub-advisory agreements without first obtaining shareholder approval.  The Touchstone Money Market Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Funds.  Shareholders of a Touchstone Money Market Fund will be notified of any material changes in its sub-advisory arrangements.

Touchstone Advisors is also responsible for running all of the operations of the Touchstone Money Market Funds, except those that are subcontracted to a sub-advisor, custodian, transfer agent, sub-administrative agent or other parties.  For its services, Touchstone Advisors is entitled to receive an investment advisory fee from each Touchstone Money Market Fund at an annualized rate, based on the average daily net assets of the Touchstone Money Market Fund.  Touchstone Advisors pays sub-advisory fees to each sub-advisor from its advisory fee.

Touchstone Institutional. For its services, Touchstone Advisors is entitled to receive an investment advisory fee from Touchstone Institutional at an annualized rate, based on the average daily net assets of the Fund, of 0.20% of average daily net assets.

For the fiscal year ended September 30, 2014, Touchstone Institutional paid an investment advisory fee of 0.20% of its average daily net assets to Touchstone Advisors.  After expense limitation arrangements and voluntary waivers, Touchstone Institutional paid an effective rate of 0.14%.

Touchstone Retail Money Market.  For its services, Touchstone Advisors is entitled to receive an investment advisory fee from Touchstone Retail Money Market at an annualized rate, based on the average daily net assets of the Fund, as follows: 0.50% of average daily net assets up to $50 million; 0.45% on the next $100 million of assets; 0.40% on the next $100 million of assets; and 0.375% of assets over $250 million.

For the fiscal year ended September 30, 2014, Touchstone Retail Money Market paid an investment advisory fee of 0.43% of its average daily net assets to Touchstone Advisors.  After expense limitation arrangements and voluntary waivers, Touchstone Retail Money Market paid an effective rate of 0.02%.

Touchstone Tax-Free.  For its services, Touchstone Advisors is entitled to receive an investment advisory fee from Touchstone Tax-Free at an annualized rate, based on the average daily net assets of the Fund, as follows: 0.50% on first $100 million; 0.45% on the next $100 million of assets; 0.40% on the next $100 million of assets; and 0.375% on assets over $300 million.

For the fiscal year ended June 30, 2014, Touchstone Tax-Free paid an investment advisory fee of 0.50% of its average daily net assets to Touchstone Advisors.  After expense limitation arrangements and voluntary waivers, Touchstone Tax-Free paid an effective rate of 0.00%.

Touchstone Money Market Funds’ Advisory Agreement Approval

A discussion of the basis for the Board’s approval of each of Touchstone Institutional’s and Touchstone Retail Money Market’s advisory and sub-advisory agreements can be found in the Touchstone Investment Trust’s March 31, 2014 semi-annual report.  A discussion of the basis for the Board’s approval of Touchstone Tax-Free’s advisory and sub-advisory agreements can be found in the Touchstone Tax-Free Trust’s semi-annual report dated December 31, 2014.

Sub-Advisor to the Touchstone Money Market Funds

Fort Washington Investment Advisors, Inc.
303 Broadway, Suite 1200, Cincinnati, Ohio 45202

Fort Washington Investment Advisors, Inc. (“Fort Washington”), an affiliate of Touchstone Advisors, has been a registered investment advisor since 1990 and provides investment advisory services to individuals, institutions, mutual funds and variable annuity products.  Fort Washington makes the daily decisions regarding buying and selling specific securities for each Touchstone Money Market Fund, according to the Fund’s investment objective and strategies.  As of December 31, 2014, Fort Washington had approximately $47.9 billion in assets under management.

Expense Limitation Agreements with respect to the Dreyfus Money Market Funds

Dreyfus has agreed that if in any fiscal year the aggregate expenses of a Fund, exclusive of taxes, brokerage, interest and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1.5% of the average market value of the net assets of the Fund for that fiscal year, the Fund may deduct from the payment to be made to Dreyfus under the Fund’s agreement with Dreyfus, or Dreyfus will bear, such excess expense.  Such deduction or payment, if any, will be estimated daily and reconciled and effected or paid, as the case may be, on a monthly basis.

Expense Limitation Agreements with respect to the Touchstone Money Market Funds

Touchstone Institutional and Touchstone Retail Money Market.  Touchstone Advisors has contractually agreed to waive fees and reimburse expenses of Touchstone Retail Money Market and Touchstone Institutional to the extent necessary to ensure that Touchstone Retail Money Market’s total annual operating expenses do not exceed 0.85% and 0.90% of average monthly net assets for Class A and S shares, respectively, and Touchstone Institutional’s total annual operating expenses do not exceed 0.20% of average monthly net assets.  The expense limitation for each Fund is effective through June 29, 2015, but can be terminated by  vote of the Board if it deems the termination to be beneficial to a Fund.

Touchstone Tax-Free.  Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to limit annual Fund operating expenses to 0.89% and 0.90% of average daily net assets for Class A and Class S shares, respectively.  This expense limitation is effective through October 29, 2015, but the Board can terminate the agreement if it deems the termination to be beneficial to a Fund.

Expenses that are not waived or reimbursed by Touchstone Advisors include dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; other extraordinary expenses not incurred in the ordinary course of business; amounts, if any, payable pursuant to a shareholder servicing plan; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act (“Excluded Expenses”).  Each Touchstone Money Market Fund bears the costs of Excluded Expenses.  Fee waivers or expense reimbursements are calculated and accrued daily to limit the annual operating expenses of the Touchstone Money Market Fund.  Touchstone Advisors is entitled to recoup, subject to approval by the Board, amounts previously waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for a Touchstone Money Market Fund.  No recoupment will occur unless the Fund’s operating expenses are below the expense limitation amount.

DESCRIPTION OF SHARE CLASSES

In connection with the Reorganizations, Institutional Class shareholders of Touchstone Institutional will receive Institutional Class shares of Dreyfus Cash Management, Class A shareholders of Touchstone Retail Money Market and Touchstone Tax-Free will receive Class A shares of Dreyfus General and Dreyfus Municipal, respectively, and Class S shareholders of Touchstone Retail Money Market and Touchstone Tax-Free will receive Class A shares of Dreyfus General and Dreyfus Municipal, respectively.  A description of each class is below.

Holders of Class S shares of Touchstone Money Market Fund and Touchstone Tax-Free Money Market Fund will receive Class A shares of General Money Market Fund, Inc. and General Municipal Money Market Fund, respectively, in the Reorganizations.  Both Class S shares of the Touchstone Money Market Funds and Class A shares of the Dreyfus Money Market Funds are sold without a sales load at net asset value, are designed primarily for people who are investing through a third party such as broker-dealers or other financial intermediaries and offer similar investor services.  In addition, Class A shares of those Dreyfus Money Market Funds are subject to lower overall Rule 12b-1 and shareholder servicing fees and have lower expense ratios than Class S shares of the corresponding Touchstone Money Market Fund.

Dreyfus Money Market Funds Share Class Offerings

Dreyfus Cash Management (Institutional Class)

The Fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity.  Generally, each investor will be required to open a single master account with the Fund for all purposes.  In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity.  An institution may arrange with the Fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services.  Institutions purchasing Institutional Class shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in the Fund’s prospectus.

Institutional Class shares are sold at the NAV per share.  Institutional Class shares are subject to an annual shareholder services fee of up to 0.25% to reimburse the Fund’s distributor for shareholder account service and maintenance expenses.  Institutional Class shares are not subject to a Rule 12b-1 fee.

Dreyfus General and Dreyfus Municipal (Class A)

The Funds are designed primarily for people who are investing through a third party such as a bank, broker-dealer or financial adviser.  Third parties with whom you open a Fund account may impose policies, limitations and fees which are different than those described in the Funds’ prospectus.  Third parties purchasing Fund shares on behalf of their clients determine which class of shares is suitable for their clients.

Class A shares are sold at the NAV per share.  Class A shares of each Fund are subject to an annual shareholder services fee of up to 0.25% to reimburse the Fund’s distributor for shareholder account service and maintenance expenses.  Class A shares of Dreyfus General also are subject to an annual Rule 12b-1 fee of 0.20% of the value of the Fund’s average daily net assets attributable to Class A paid to the Fund’s distributor for distributing Class A shares, servicing shareholder accounts and advertising and marketing relating to Class A shares of the Fund.

Touchstone Money Market Funds Share Class Offerings

Touchstone Institutional (Institutional Class)

Institutional Class shares of Touchstone Institutional are sold at the NAV per share. Institutional Class shares are not subject to a Rule 12b-1 fee.

Touchstone Retail Money Market and Touchstone Tax-Free (Class A)

The Class A shares of Touchstone Retail Money Market and Touchstone Tax-Free are sold at the NAV per share, but are subject to a maximum Rule 12b-1 distribution fee of up to 0.35% of average daily net assets of the Fund.  Each Fund currently intends to limit the amount of distribution expenses to 0.25% per annum of the average daily net assets of Class A shares of the Fund. These waivers are not contractual and may be discontinued at any time.

Touchstone Retail Money Market and Touchstone Tax-Free (Class S)

The Class S shares of Touchstone Retail Money Market and Touchstone Tax-Free are sold at the NAV per share, but are subject to a maximum Rule 12b-1 distribution fee of up to 1.00% of average daily net assets of the Fund.  Each Fund currently intends to limit the amount of distribution expenses to 0.35% per annum of the average daily net assets of Class S shares of the Fund. These waivers are not contractual and may be discontinued at any time.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Information regarding the Dreyfus Money Market Funds’ Rule 12b-1 Distribution and Service Plan and Shareholder Services Plans

MBSC Securities Corporation (previously defined as “MBSC”), a wholly owned subsidiary of Dreyfus, serves as distributor of the Dreyfus Money Market Funds’ shares, which are sold to the public without a sales charge.

Dreyfus Cash Management (Institutional Class) – Shareholder Services Plan.  Institutional Class shares are subject to a Shareholder Services Plan, pursuant to which Institutional Class shares pay an annual shareholder services fee of up to 0.25% to reimburse MBSC for shareholder account service and maintenance expenses.

Dreyfus General and Dreyfus Municipal (Class A) – Shareholder Services Plan.  Class A shares are subject to a Shareholder Services Plan, pursuant to which Class A shares reimburse MBSC an amount not to exceed 0.25% for certain allocated expenses of providing certain services to the holders of Class A shares of the Fund. Services may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

Dreyfus General (Class A) – Rule 12b-1 Plan.  Class A shares are subject to a Service Plan, adopted pursuant to Rule 12b-1 under the 1940 Act.  Class A shares of the Fund pay MBSC for distributing Class A shares, servicing shareholder accounts and advertising and marketing relating to Class A shares at an annual rate of 0.20% of the value of the average daily net assets of Class A shares of the Fund.  Under the Service Plan, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Service Plan, such aggregate amount not to exceed in any fiscal year of the Fund, the greater of $100,000 or 0.005% of the average daily net assets of Class A shares.  Because the Rule 12b-1 fee is paid out of the Fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Dreyfus Cash Management (Institutional Class) and Dreyfus Municipal (Class A) are not subject to a Rule 12b-1 plan.

Information regarding the Touchstone Money Market Funds’ Distribution and Rule 12b-1 Plans

Touchstone Securities, Inc. (“Touchstone Securities”) is the principal underwriter of the Touchstone Money Market Funds, which are sold to the public without a sales charge.  Touchstone Securities is a wholly owned subsidiary of IFS Financial Services, Inc. and an affiliate of Touchstone Advisors.

Touchstone Retail Money Market (Classes A and S) – Rule 12b-1 Plan.  Touchstone Retail Money Market has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Classes A and S shares.  The Class A shares plan allows Touchstone Retail Money Market to pay an annual fee of up to 0.35% of average daily net assets for the sale and distribution of shares.  However, the current annual Rule 12b-1 fees are limited to up to 0.25% of average daily net assets of Class A shares of Touchstone Retail Money Market.  The Class S shares plan allows Touchstone Retail Money Market to pay distribution and other fees for the sale and distribution of its Class S shares and for services provided to holders of Class S shares.  Under the plan, Class S shares may pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class S shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder services fee).  However, the current annual Rule 12b-1 fees for Class S shares are limited to up to 0.35% of average daily net assets attributable to that class.  Because Rule 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

Touchstone Tax-Free (Classes A and S) – Rule 12b-1 Plan.  Touchstone Tax-Free has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class A shares and Class S shares, as applicable.  The plan allows Class A shares of Touchstone Tax-Free to pay an annual fee of up to 0.25% of average daily net assets for the sale and distribution of shares.  The Plan allows Class S shares of Touchstone Tax-Free to pay a maximum annual fee of up to 1.00% of average daily net assets that are attributable to Class S shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee).  However, the current annual Rule 12b-1 fees for Class S shares of Touchstone Tax-Free are limited to up to 0.35% of the average daily net assets attributable to that class.  Because these fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

Touchstone Institutional is not subject to a Rule 12b-1 plan.

PURCHASES, REDEMPTIONS AND EXCHANGES OF SHARES POLICIES

Purchase Policies and Redemption Policies

You may buy and sell shares in the Dreyfus Money Market Funds on a day when the New York Stock Exchange, or the transfer agent (as to Dreyfus Cash Management only), is open for regular business.  The Dreyfus Money Market Funds’ shares may be redeemed by telephone, Internet, mail, or wire or through accounts with certain brokers and other financial institutions.  Payments for redemptions of shares of the Dreyfus Money Market Funds are processed promptly and you will generally receive the proceeds within a week.  With respect to Dreyfus Cash Management, if a redemption request is received in proper form by the Fund’s transfer agent or other authorized entity by 5:00 p.m. Eastern time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day.  The Dreyfus Money Market Funds reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds in liquid securities rather than in cash.  The Dreyfus Money Market Funds reserve the right to reject any purchase order.  For more information about buying and selling shares, see the section entitled “Buying and Selling Shares” in the Dreyfus Cash Management Prospectus, dated June 1, 2014, or the Dreyfus General and Dreyfus Municipal Prospectuses, dated April 1, 2014.  You will receive, with this Proxy Statement/Prospectus, a copy of the Prospectus of the Dreyfus Money Market Fund into which your Touchstone Money Market Fund is proposed to be reorganized.

You may buy and sell shares of the Touchstone Money Market Funds on a day when the New York Stock Exchange is open for trading.  With respect to the Touchstone Money Market Funds, you may purchase Class A shares directly through Touchstone Securities or through your financial advisor.  Class S shares are available only through broker-dealers and financial intermediaries with selling agreements with Touchstone Securities.  Institutional Class shares may be purchased directly through Touchstone Securities or through your financial intermediary.  You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000.  Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone or via the Internet.  If your shares are held by a processing organization or financial intermediary, you will need to follow its purchase and redemption procedures.  For more information about buying and selling shares, see the section entitled “Investing with Touchstone” in the TINT Prospectus or TTFT Prospectus or call 1-800-543-0407.

Class A shareholders of Touchstone Money Market Fund and Touchstone Tax-Free Money Market Fund may elect to continue to have access to check-writing privileges as Class A shareholders of General Money Market Fund, Inc. and General Municipal Money Market Fund, respectively.  Those shareholders, however, will need to elect that privilege upon become shareholders of the corresponding Dreyfus Money Market Fund, as the privileges vary and will not automatically transfer upon consummation of the relevant Reorganization.  Information about the Touchstone Money Market Funds’ check-writing privileges is provided in the Funds’ prospectuses.  As a Class A shareholder of Dreyfus General and Dreyfus Municipal, you may write redemption checks against your account in amounts of $500 or more.  These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason.

Dreyfus Money Market Funds Minimum Investment (Institutional Class)

The minimum initial investment in Institutional Class shares is $10,000,000, unless:  (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund and Dreyfus Institutional Cash Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Dreyfus Money Market Funds Minimum Investment (Class A).

The minimum initial and subsequent investment for regular accounts is $2,500 and $100, respectively.  The minimum initial investment for IRAs is $750, with no minimum subsequent investment.  The minimum initial investment for education savings accounts is $500, with no minimum subsequent investment.  The minimum initial and subsequent investment for Dreyfus automatic investment plans is $100.  Subsequent investments made through Dreyfus TeleTransfer are subject to a $100 minimum and a $150,000 maximum.

Shareholders of Touchstone Money Market Funds who receive shares of a corresponding Dreyfus Money Market Fund pursuant to the Reorganizations will be subject to the Dreyfus Money Market Funds’ minimum investment requirements.

Touchstone Institutional Minimum Investment

Touchstone Institutional was closed to new investors as of the close of business on November 24, 2014, subject to the exceptions outlined in the TINT Prospectus.

Touchstone Retail Money Market Minimum Investment (Class A and S)

Touchstone Retail Money Market was closed to new investors as of the close of business on November 24, 2014, subject to the exceptions outlined in the TINT Prospectus.

Touchstone Tax-Free Minimum Investment (Class A and S)

Touchstone Tax-Free was closed to new investors as of the close of business on November 24, 2014, subject to the exceptions outlined in the TTFT Prospectus.

Exchange Privileges of the Funds

Dreyfus Cash Management (Institutional Class)

An investor may purchase, in exchange for Institutional Class shares of Dreyfus Cash Management, Institutional Class shares of any other Dreyfus Cash Management fund, or Institutional Advantage shares of Dreyfus Institutional Cash Advantage Fund.  Your exchange request will be processed on the same business day it is received in proper form, provided that each fund is open at the time of the request.  If the exchange is accepted at a time of day after one or both of the funds is closed (i.e., at a time after the NAV for the fund has been calculated for that business day), the exchange will be processed on the next business day.  An investor should be sure to read the prospectus for any fund into which the investor is exchanging before investing.  Any new account established through an exchange will have the same privileges as the original account (as long as they are available).  There is currently no fee for exchanges.

Dreyfus General and Dreyfus Municipal (Class A)

Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into shares of the same class, or another class in which you are eligible to invest, of another fund in the Dreyfus Family of Funds.  You can request your exchange by calling 1-800-DREYFUS (inside the U.S. only) or your financial representative.  Be sure to read the current prospectus for any fund into which you are exchanging before investing.  Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available).  There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Your exchange request will be processed on the same business day it is received in proper form, provided that each fund is open at the time of the request.  If the exchange is accepted at a time of day after one or both of the funds is closed (i.e., at a time after the NAV for the fund has been calculated for that business day), the exchange will be processed on the next business day.

Additional information regarding the Dreyfus Money Market Funds, including their exchange privileges, is available in their respective prospectuses.

Touchstone Money Market Funds

You may exchange Class A shares of the Touchstone Funds for Class A shares of any other Touchstone Fund at NAV and assets may also be exchanged into any Touchstone Money Market Fund, except Touchstone Institutional and the Touchstone Ohio Tax-Free Money Market Fund, Institutional Class shares.  You may exchange Class S shares for Class S shares of another Touchstone Money Market Fund.  Institutional Class shares of the Funds are exchangeable for Institutional Class shares of any other Touchstone Fund, respectively, as long as investment minimums and proper selling agreement requirements are met.

After the Reorganizations, it is expected that shareholders of Touchstone Funds will have the ability to redeem shares of any Touchstone Fund and request the proceeds to be applied to the purchase of shares of an appropriate share class of a Dreyfus Money Market Fund, subject to the applicable Dreyfus Money Market Fund Prospectus limitations, without having to take possession of their proceeds and remit payment separately for the subsequent purchase. Purchases into the Touchstone Funds from the proceeds of a Dreyfus Money Market Fund redemption are also expected to be accommodated in the same manner, subject to the applicable Touchstone Fund Prospectus limitations. In each case, the redemption and purchase order will be processed at the net asset value next calculated after receipt by the applicable fund. In some cases, this will result in the purchase order being processed one business day following the redemption order.

Additional information regarding the Touchstone Money Market Funds, including their exchange privileges, is available in the section entitled “Investing with Touchstone” in the TINT and TTFT Prospectuses.

DISTRIBUTION POLICY AND TAXES

All Dreyfus Money Market Funds.  Each Dreyfus Money Market Fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends.  Each Fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.  Each Fund normally pays dividends monthly and capital gain distributions, if any, annually.  Fund dividends and capital gain distributions will be reinvested in the Fund unless you instruct the Fund otherwise.  There are no fees or sales charges on reinvestments.

Dreyfus Cash Management and Dreyfus General.  Dividends and other distributions paid by Dreyfus Cash Management and Dreyfus General are subject to federal income tax on a current basis, and also may be subject to state and local taxes (unless you are investing through a tax-advantaged retirement account, in which case taxes may be deferred).

Dreyfus Municipal.  Dreyfus Municipal anticipates that virtually all dividends paid by the Fund will be exempt from federal income tax.  However, for federal income tax purposes, certain Fund distributions, including distributions of short-term capital gains, are taxable as ordinary income, while distributions of long-term capital gains are taxable as long-term capital gains.  Distributions that are exempt from federal income tax may be subject to state and local income taxes.  Distributions that are federally taxable as ordinary income or capital gains are generally subject to state and local income taxes.  Although exempt from regular federal income tax, a portion of the dividends paid by the Fund may be taxable to shareholders to the extent their tax liability is determined under the federal AMT.

The tax status of any distribution generally is the same regardless of how long you have been a shareholder in the Fund and whether you reinvest your distributions or take them in cash.

Because each Dreyfus Money Market Fund seeks to maintain a stable NAV per share, it is unlikely that you will have a capital gain or loss for federal income tax purposes when you sell, exchange or redeem your shares.

The tax status of your distributions will be detailed in your annual tax statement from the Fund.  Because everyone’s tax situation is unique, please consult your tax adviser before investing.

All Touchstone Money Market Funds.  Each Fund intends to distribute to its shareholders substantially all of its net investment income and capital gains.  For each Fund, dividends are declared daily and paid monthly.  Each Fund makes distributions of capital gains, if any, at least annually.  If you own shares on a Fund’s distribution record date, you will be entitled to receive the distribution.

Touchstone Institutional and Touchstone Retail Money Market.  Each Fund’s dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund.

Each Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred account, such as a 401(k) plan or an individual retirement account.  Withdrawals from a tax-deferred account, however, may be taxable.

Touchstone Tax-Free.  The Fund expects that substantially all distributions from the Fund will be exempt from federal income tax.  However, a portion of the distributions from the Fund may be taxable for federal income tax purposes as ordinary income or long-term capital gain, except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Shares that are held in a tax-deferred account may be taxed as ordinary income or capital gains once they are withdrawn from the tax-deferred account.  While the Fund attempts to limit its income subject to the federal AMT, a portion of the distributions paid by the Fund may be taxable to shareholders to the extent their tax liability is determined under the federal AMT. Distributions from the Fund may also be subject to state and local income taxes.  You will receive an annual statement outlining the tax status of your distributions.

Because each Touchstone Money Market Fund seeks to maintain a stable NAV per share, it is unlikely that you will have a capital gain or loss for federal income tax purposes when you sell, exchange or redeem your shares.

For more information on the Funds’ policies with respect to dividends and distributions, see the sections entitled “Investing with Touchstone” and “Distributions and Taxes” in the TINT Prospectus or TTFT Prospectus or call 1-800-543-0407.

INFORMATION ON SHAREHOLDERS’ RIGHTS

The following is a comparison of certain important provisions of the governing instruments and governing laws of the Funds, but is not a complete description.  Further information about each Fund’s governance structure is contained in each Fund’s SAI and its governing documents, which are on file with the SEC.

Organization and Governing Law.  The Funds are open-end, management investment companies.  Dreyfus General and General Municipal Money Market Funds, Inc. (of which Dreyfus Municipal is a series) are Maryland corporations.  Dreyfus Cash Management and the Trusts are Massachusetts business trusts.  A Fund organized as a Massachusetts business trust is governed by the trust’s declaration of trust or similar instrument.  The power and authority to manage the Fund and its affairs reside with the trustees, and shareholder rights are generally limited to those provided to the shareholders in the declaration of trust or similar instrument, rather than by statute.  A Fund organized as a Maryland corporation is governed both by the Maryland General Corporation Law (the “MGCL”) and its articles of incorporation and by-laws.  For a Maryland corporation, unlike a Massachusetts business trust, the MGCL prescribes many aspects of corporate governance.

CATEGORY	TOUCHSTONE MONEY MARKET FUNDS	DREYFUS CASH MANAGEMENT	DREYFUS GENERAL/DREYFUS MUNICIPAL
Form of Organization	Massachusetts business trust	Massachusetts business trust	Maryland corporation
Preemptive Rights	None	None	None
Conversion Rights
Subject to compliance with the requirements of the 1940 Act, the trustees shall have the authority to provide that holders of shares of any series shall have the right to convert said shares into shares of one or more other series of shares in accordance with such requirements and procedures as may be established by the trustees.

The trustees may, without shareholder approval, divide shares of any series into two or more classes, shares of such class having such rights (including conversion rights, if any) as the trustees may determine.
None
Annual Meetings	None	None
If a meeting of the stockholders of the corporation is required by the 1940 Act to elect the directors, then there shall be submitted to the stockholders at such meeting the question of the election of directors, and a meeting called for that purpose shall be designated the annual meeting of stockholders for that year.  In other years in which no action by stockholders is required for the aforesaid election of directors, no annual meeting need be held.

Right to Call Shareholder Meetings
If trustees shall fail to call or give notice of any meeting of shareholders for a period of 30 days after written application by shareholders holding at least 25% of the shares then outstanding requesting a meeting be called for any other purpose, then shareholders holding 25% of the shares then outstanding may call and give notice of such meeting.  The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee of the Trust when requested to do so in writing by shareholders holding not less than 10% of the shares then outstanding.
Shareholder meeting shall be called by trustees at the request of shareholders holding at least 30% of the outstanding shares entitled to vote.
Special stockholder meetings of the corporation or of any series or class for any purpose may be called by the Board of Directors or the President and shall be called by the Secretary whenever the holders of shares entitled to at least a majority of all the votes entitled to be cast at such meeting shall make a duly authorized request that such meeting be called.  Such request shall state the purpose of such meeting and the matters proposed to be acted on thereat, and no other business shall be transacted at any such special meeting.  The Secretary shall inform such stockholders of the reasonably estimated costs of preparing and mailing the notice of the meeting and, upon payment to the corporation of such costs, the Secretary shall give notice in the manner provided for below.

Notice of Meetings	Written notice of any shareholder meeting shall be given by mailing a notice at least seven days before such meeting.	Shareholders shall be entitled to at least ten days’ prior notice of any meeting.
Written or printed notice of any meeting shall be given to each shareholder not less than ten days and not more than 90 days before the date of the meeting, unless any provisions of MGCL prescribe a different elapsed period of time.

Record Date for Meetings	The trustees may fix a time which shall not be more than 60 days before the date of any meeting of shareholders.	Not more than 90 days before the date of the meeting.	Record date shall be no more than 90 days prior to the meeting and no less than 10 days before the meeting.
Quorum for Meetings and Adjournments
A majority of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting but any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting without the necessity of further notice.

30% of the outstanding shares shall be quorum for the transaction of business at a shareholders’ meeting. Any lesser number, however, is sufficient for adjournment and any adjourned meeting may be held within 90 days after the date set for the original meeting without the necessity of further notice.
The presence of holders of one-third of the shares of stock entitled to vote shall constitute a quorum. Silent as to adjournments.
Shareholder Votes Required for Approval of Matters at Meetings
A majority of the shares voted at a meeting of which quorum is present shall decide any question, except when a different vote is required or permitted by the 1940 Act or as otherwise provided in the Declaration of Trust or By-Laws. Notwithstanding any provision of applicable law requiring a greater proportion than a majority of the votes entitled to be cast in order to take or authorize any action (unless otherwise provided in the Declaration of Trust or the By-Laws), any such action may be taken or authorized upon the concurrence of at least a majority of the aggregate number of votes entitled to be cast.

		Same	Same
Vote Required for Election of Trustees/Directors	A plurality shall elect a trustee.	Same	Same
Votes Required for Approval of Reorganization
If shareholder approval is required by the 1940 Act, no assets belonging to any particular series shall be so transferred unless the terms of such transfer shall have first been approved at a meeting called for the purpose by the affirmative vote of the holders of a majority of the outstanding voting securities, as defined in the 1940 Act.

Any plan for consolidation, merger or sale of assets must be approved by shareholders holding a majority of the shares entitled to vote, provided where the trust is the surviving entity no vote shall be necessary.
Under the MGCL, a transfer of assets by a fund only needs to be approved by its board of directors and by any other action required by its charter.
Removal of Directors/Trustees
Any trustee may be removed with or without cause at any time by (i) written instrument signed by two-thirds of the trustees, (ii) by vote of shareholders holding not less than two-thirds of the shares outstanding or (iii) a declaration filed with the custodian by shareholders holding no less than two-thirds of the shares outstanding.

The trustees or the shareholders (by a vote of 66 2/3% of outstanding shares entitled to vote) may remove at any time any trustee with or without cause.
Any or all of the directors may be removed for cause or without cause by the shareholders, who may elect a successor or successors to fill any resulting vacancy or vacancies for the unexpired term of the removed director or directors.

Personal Liability of Director/Trustees, Officers and Shareholders
All persons extending credit to, contracting with or having any claim against the fund shall look only to the assets of the trust for payment under such credit, contract or claim; and neither the shareholders nor the trustees, nor any of the trust’s officers shall be personally responsible.
Same
To the fullest extent that limitations on the liability of directors and officers are permitted by the MGCL, no director or officer of the Fund shall have any liability to the corporation or its shareholders for damages.  This limitation on liability applies to events occurring at the time a person serves as a director or officer of the corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Rights of Inspection	The records of the Trust shall be open to inspection by shareholders to the same extent as is permitted shareholders of a Massachusetts business corporation.	The original or a copy of the Declaration of Trust and of all amendments may be inspected by any shareholders.
Under the MGCL, any shareholder may inspect the by-laws, minutes of the proceedings of the shareholders, annual statements of affairs; and voting trust agreements deposited with the corporation at the corporation’s principal office.

Number of Authorized Shares; Par Value	The number of authorized shares that may be issued is unlimited, without par value.	The number of authorized shares that may be issued is unlimited, with a par value of $.001.	Dreyfus General – 25.5 billion shares (Class A – 7 billion) and Dreyfus Municipal – 20.5 billion shares (Class A –15 billion); par value $.001.

VOTING INFORMATION CONCERNING THE SPECIAL MEETING

Proxies are being solicited by the Board on behalf of the Touchstone Money Market Funds.  The proxies will be voted at the Special Meeting of shareholders of the Touchstone Money Market Funds.  The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Touchstone Advisors, Dreyfus and/or their affiliates.

The Touchstone Money Market Funds have engaged the services of Broadridge Financial Solutions, Inc. (“Broadridge” or “Solicitor”) to assist in the solicitation of proxies for the Special Meeting.  Solicitor’s fees and costs are expected to be approximately $100,000.  Proxies are expected to be solicited principally by mail, but the Touchstone Money Market Funds or Solicitor may also solicit proxies by telephone, through the Internet or otherwise. Any telephonic solicitations will follow procedures reasonably designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholders after the fact.  Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form.  Touchstone Advisors may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.  Although Broadridge representatives are permitted to answer questions about the voting process and may read any recommendation set forth in this Proxy Statement/Prospectus, they are not permitted to recommend to shareholders how to vote.  Proxies may also be solicited by officers, employees and agents of Touchstone Advisors or their affiliates.  Such solicitations may be by telephone, through the Internet or otherwise.

The purpose of the Special Meeting is set forth in the accompanying Notice.  The Board knows of no other business that will be presented for consideration at the Special Meeting.  Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies.

Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting.  Each share of each Touchstone Money Market Fund is entitled to one vote.  Fractional shares are entitled to proportionate shares of one vote.

Any person conferring a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the applicable Trust.  In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person.  All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies.  If no instruction is given on a properly executed proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Plan of Reorganization.

In order to hold the Special Meeting, a “quorum” of shareholders of a Touchstone Money Market Fund must be present.  With respect to each Touchstone Money Market Fund, holders of more than 50% of the total number of shares entitled to vote, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the applicable Reorganization proposal and for the purpose of transacting any other business that may come before the Special Meeting.  Approval of a Reorganization requires the approval of the lesser of (i) 67% or more of the voting securities of a Touchstone Money Market Fund that are present at the Special Meeting if holders of shares representing more than 50% of the outstanding voting securities of the Fund are present or represented by proxy at the Special Meeting or (ii) more than 50% of the outstanding voting securities of a Touchstone Money Market Fund.

Shares represented by a properly executed proxy card will be voted in accordance with the instructions on the proxy card, or, if no instructions are provided, the shares will be voted in FAVOR of the approval of the applicable Plan of Reorganization.  For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted.  For this reason, abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the Reorganizations.

If the necessary quorum to transact business or the vote required to approve a Reorganization proposal is not obtained at the Special Meeting, the persons named as proxies in the proxy card may propose one or more adjournments of the Special Meeting, in accordance with applicable law, to permit the further solicitation of proxies.  Although a majority of the shares entitled to vote is a quorum for the transaction of business at a shareholders’ meeting, any lesser number is sufficient for adjournments.

Shareholder Information.  Exhibit C to this Proxy Statement/Prospectus lists the name, address, and percent ownership of each person who, as of March 10, 2015, to the knowledge of each Fund, owned 5% or more of the outstanding shares of a class of the respective Fund.  Exhibit C also lists those shareholders that would have owned 5% or more of the outstanding shares of a class of the combined Fund had the Reorganization taken place on the Record Date.

FINANCIAL STATEMENTS AND EXPERTS

The Dreyfus Annual Report has been incorporated by reference herein with respect to Dreyfus Cash Management only and the General Annual Report has been incorporated by reference herein with respect to Dreyfus General and Dreyfus Municipal only, each in reliance upon the reports of Ernst & Young LLP, 5 Times Square, New York, New York 10036-6530, independent registered public accounting firm given on the authority of said firm as experts in accounting and auditing.  No other parts of the Dreyfus Annual Report or the General Annual Report are incorporated by reference herein.

The TINT Annual Report has been incorporated by reference herein with respect to Touchstone Institutional and Touchstone Retail Money Market only, and the TTFT Annual Report has been incorporated by reference herein with respect to Touchstone Tax-Free only, both in reliance upon the reports of Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm given on the authority of said firm as experts in accounting and auditing.  The TTFT Semi-Annual Report has also been incorporated by reference herein with respect to Touchstone Tax-Free only.  No other parts of the TINT Annual Report are incorporated by reference herein and no other parts of the TTFT Annual Report or Semi-Annual Report are incorporated by reference herein.

LEGAL MATTERS

Certain legal matters in connection with the issuance of the shares of each Dreyfus Money Market Fund will be passed upon by Stroock & Stroock & Lavan LLP, located at 180 Maiden Lane, New York, New York 10038-4982.

ADDITIONAL INFORMATION

The Dreyfus Money Market Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC.  These items can be inspected and copied at the Public Reference Facilities maintained by the SEC in Washington, DC, and at the SEC’s Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202-2656; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648.  Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549.

OTHER BUSINESS

The Board does not intend to present any other business at the Special Meeting.  If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying proxy card will vote thereon in accordance with their judgment.

THE BOARD RECOMMENDS APPROVAL OF THE PLAN OF REORGANIZATION FOR EACH
TOUCHSTONE MONEY MARKET FUND AND ANY PROPERLY EXECUTED BUT UNMARKED
PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN OF REORGANIZATION

FINANCIAL HIGHLIGHTS OF THE DREYFUS MONEY MARKET FUNDS

The financial highlights tables are intended to help you understand each Dreyfus Money Market Fund’s financial performance for the past five years and for the past six months, as applicable.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  The information provided for each of the five years in the period ended January 31, 2015 for Dreyfus Cash Management and for each of the five years in the period ended November 30, 2014 for Dreyfus General and Dreyfus Municipal was audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report.   You can obtain the annual and semi-annual reports at no charge by calling 1-800-DREYFUS or by downloading a copy from the Dreyfus website at: https://investment-professionals.dreyfus.com/products/compliance-literature.

Dreyfus Cash Management — Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Year Ended
	January 31,
	2015	2014	2013	2012	2011
Per Share Data ($) Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income – net	.000 a	.000 a	.001	.001	.001
Distributions:
Dividends from investment income – net	(.000)a	(.000)a	(.001)	(.001)	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.03	.04	.08	.07	.15
Ratios /Supplemental Data:
Net Assets, end of period ($ x 1,000,000)	23,109	24,356	23,193	22,695	24,512
Ratio to average net assets (%):
Net expenses	.15	.15	.21	.19	.21
Total expenses	.21	.21	.21	.21	.21
Net investment income	.03	.04	.08	.07	.14

a Amount represents less than $.001 per share.

Dreyfus General — Class A
Selected Data for a Share Outstanding Throughout Each Period
	Year Ended November 30,
	2014	2013	2012	2011	2010
Per Share Data ($) Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income – net a	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income – net a	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.01	.01	.03	.03
Ratios /Supplemental Data:
Net Assets, end of period ($ x 1,000,000)	1,922	1,809	1,763	1,824	1,693
Ratio to average net assets (%):
Net expenses	.17	.19	.26	.22	.30
Total expenses	.73	.73	.74	.75	.75
Net investment income	.01	.01	.01	.03	.03

a  Amount represents less than $.001 per share.

Dreyfus Municipal — Class A
Selected Data for a Share Outstanding Throughout Each Period
	Year Ended November 30,
	2014	2013	2012	2011	2010
Per Share Data ($) Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income – net a	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income – net a	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)b	.00	.00	.00	.00	.00
Ratios /Supplemental Data:
Net Assets, end of period ($ x 1,000)	49,670	49,548	75,520	56,850	64,035
Ratio to average net assets (%):
Net expenses	.11	.16	.22	.27	.37
Total expenses	.60	.61	.63	.63	.61
Net investment income b	.00	.00	.00	.00	.00

a  Amount represents less than $.001 per share.
b  Amount represents less than .01%.

EXHIBIT A:  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of February 20, 2015, among [_________] (the “Acquiring Fund”), a [_________], [_________] (the “Acquired Fund, and together with the Acquiring Fund, the “Funds”), a series of the [_________] (the “Acquired Trust”), a [Massachusetts business trust], and, for purposes of paragraph 9.1 of this Agreement only, Touchstone Advisors, Inc. (“Touchstone”) and The Dreyfus Corporation (“Dreyfus”).  The Acquiring Fund has its principal place of business at 200 Park Avenue, New York, New York 10166.  The Acquired Trust has its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

WHEREAS, the reorganization (the “Reorganization”) will consist of (i) the transfer of the assets of the Acquired Fund as described herein to the Acquiring Fund in exchange solely for [CLASS] voting shares of beneficial interest, with $0.001 par value per share, of the Acquiring Fund (the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund as described herein; and (ii) the pro rata distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions in this Agreement;

WHEREAS, the parties hereto intend that this Agreement be a plan of reorganization and that the Reorganization shall qualify as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder;

WHEREAS, the Acquired Fund is a separate investment series of the Acquired Trust, an open-end registered management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), the Acquiring Fund is an open-end registered management investment company under the 1940 Act and the Acquired Fund owns securities that generally are assets of the type and character in which the Acquiring Fund is permitted to invest;

WHEREAS, neither the Acquiring Fund nor Dreyfus is an “affiliated person” of the Acquired Fund, as defined in the 1940 Act, or an affiliated person of an affiliated person of the Acquired Fund;

WHEREAS, the Board of [Trustees/Directors] of the Acquiring Fund, including a majority of the [Trustees/Directors] who are not “interested persons” of the Acquiring Fund, as defined in the 1940 Act, has determined that the Reorganization will be in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund’s existing shareholders will not be diluted as a result of the Reorganization;

WHEREAS, the Board of Trustees of the Acquired Trust, including a majority of the Trustees who are not “interested persons” of the Acquired Trust, as defined in the 1940 Act, has determined that the Reorganization will be in the best interests of the Acquired Fund and that the interests of the Acquired Fund’s existing shareholders will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements in this Agreement, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR
THE ACQUIRING FUND SHARES AND ASSUMPTION OF ACQUIRED FUND
LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND

1.1           THE EXCHANGE.  Subject to the terms and conditions of this Agreement and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to assign, transfer and convey to the Acquiring Fund all of the Acquired Fund’s assets as set forth in paragraph 1.2, free and clear of all liens, encumbrances and claims whatsoever.  The Acquiring Fund agrees in exchange for the Acquired Fund’s assets (i) to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the stated liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2           ASSETS TO BE ACQUIRED.  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets, including, without limitation, all portfolio securities, cash, cash equivalents, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends or interest and other receivables) and other assets belonging to the Acquired Fund, and any deferred or prepaid expenses, reflected on an unaudited statement of assets and liabilities of the Acquired Fund approved by Dreyfus, as of the Valuation Time (as defined in paragraph 2.1), in accordance with U.S. generally accepted accounting principles (“GAAP”) consistently applied from the Acquired Fund’s prior audited period (the “Assets”).  The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividends and interest received by the Acquired Fund after the Valuation Time with respect to Assets transferred to the Acquiring Fund hereunder.  The Acquired Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Acquired Fund after the Valuation Time as distributions on or with respect to the Assets.  Such assets shall be deemed included in the Assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date thereof.  The Acquired Fund represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of portfolio securities, purchases and redemptions of Acquired Fund shares, the payment of its normal operating expenses and the distribution of its net income and net capital gain.  The Acquired Fund reserves the right to buy and sell any securities or other assets in accordance with its investment objective and policies.

1.3           LIABILITIES TO BE ASSUMED.  The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Valuation Time.  The Acquiring Fund shall assume the liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Acquired Fund approved by Dreyfus, as of the Valuation Time, prepared in accordance with GAAP consistently applied from the Acquired Fund’s prior audited period.  The Acquiring Fund shall assume only those liabilities of the Acquired Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent, and shall not assume any liabilities, costs or charges relating to the expense limitation arrangement between the Acquired Trust, on behalf of an Acquired Fund, and Touchstone (including any recoupment by Touchstone or its affiliates of any fees or expenses of the Acquired Fund previously waived or reimbursed).

1.4           LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing as is practicable (the “Liquidation Date”) (a) the Acquired Fund will completely liquidate and distribute pro rata to the Acquired Fund’s shareholders of record, determined as of the Closing (the “Acquired Fund Shareholders”), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will proceed to terminate in accordance with applicable laws of the Commonwealth of Massachusetts as set forth in paragraph 1.8 below.  Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders.  All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund and will be null and void.  The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange; Acquiring Fund Shares distributed to Acquired Fund Shareholders will be reflected on the books of the Acquiring Fund’s transfer agent as uncertificated shares.

1.5           OWNERSHIP OF SHARES.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.  Acquiring Fund Shares will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14 (the “Prospectus/Proxy Statement”), which will be distributed to shareholders of the Acquired Fund as described in paragraph 4.1(q).

1.6           TRANSFER TAXES.  Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7           REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund, including the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

1.8           TERMINATION.  The Acquired Trust shall take all necessary and appropriate steps under its declaration of trust to terminate the Acquired Fund promptly following the Closing and the making of all distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1           VALUATION OF ASSETS.  The value of the Acquired Fund’s Assets to be acquired, and the amount of the Acquired Fund’s liabilities to be assumed, by the Acquiring Fund shall be computed as of 5:00 p.m., Eastern Time, on the Closing Date (the “Valuation Time”), using the “Amortized Cost Method” as defined in Rule 2a-7(a)(2) under the 1940 Act and in accordance with the valuation procedures established under such rule by the Board of [Trustees/Directors] of the Acquiring Fund or such other valuation procedures as shall be mutually agreed upon by the parties hereto.

2.2           VALUATION OF SHARES.  The net asset value per share of the Acquired Fund and Acquiring Fund shall be computed as of the Valuation Time, using the “Amortized Cost Method” as defined in Rule 2a-7(a)(2) under the 1940 Act in accordance with the valuation procedures established under such rule by the Board of [Trustees/Directors] of the Acquiring Fund or such other valuation procedures as shall be mutually agreed upon by the parties hereto.

2.3           SHARES TO BE ISSUED.  The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Acquired Fund’s net assets shall be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the net asset value per share of the Acquired Fund by the net asset value per share of one Acquiring Fund Share as of the Valuation Time, determined in accordance with paragraph 2.2.  Shareholders of record of shares of the Acquired Fund at the Closing shall be credited with full and fractional Acquiring Fund Shares.

2.4           DETERMINATION OF VALUE.  All computations of value shall be made in accordance with the regular practices of Dreyfus as fund accountant for the Acquiring Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1           CLOSING DATE.  The closing of the Reorganization (the “Closing”) shall take place on June 5, 2015 or such other date as the parties hereto may agree to in writing (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place immediately following the Valuation Time on the Closing Date unless otherwise provided.  The Closing shall be held immediately following the Valuation Time at the offices of Vedder Price P.C., or at such other time or place as the parties hereto may agree.

3.2           EFFECT OF SUSPENSION IN TRADING.  In the event that on the day in which the Valuation Time occurs (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that an accurate determination of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such other date as the parties hereto may agree.

3.3           DELIVERY OF ASSETS.  Delivery of the Acquired Fund’s Assets shall be made on the Closing Date and shall be delivered to The Bank of New York Mellon, the Acquiring Fund’s custodian (the “Custodian”), for the account of the Acquiring Fund, in accordance with the customary practices of the Custodian, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims.  All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.  If the Acquired Fund is unable to make delivery to the Custodian pursuant to this paragraph 3.3 of any Assets for the reason that any of such Assets have not yet been delivered to the Acquired Fund by the Acquired Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Acquired Fund shall deliver with respect to said Assets executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or the Custodian, including broker confirmation slips.

3.4           TRANSFER AGENT CERTIFICATES.  The Acquired Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder at the time of the Closing.  The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of the Acquired Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each Fund shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other Fund or its counsel may reasonably request.

3.5           CUSTODIAN’S CERTIFICATE.  The Acquired Fund shall cause the custodian for the Acquired Fund to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that:  (a) the Acquired Fund’s portfolio securities, cash, and any other Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.  The Acquiring Fund shall cause the Custodian for the Acquiring Fund to deliver to the Acquired Fund at the Closing a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Acquired Fund’s portfolio securities, cash and any other Assets on the Closing Date.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1           REPRESENTATIONS OF THE ACQUIRED FUND.  The Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a)           The Acquired Fund is a duly established and designated separate investment series of the Acquired Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has power to carry out its obligations under this Agreement.

(b)           The Acquired Trust is registered as an investment company, classified as a management company of the open-end type, under the 1940 Act, and the Acquired Fund’s shares are registered under the Securities Act of 1933, as amended (the “1933 Act”), and such registrations have not been revoked or rescinded and are in full force and effect.  The Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

(c)           The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements, in light of the circumstances under which they were made, not misleading.

(d)           The Acquired Fund is not, and the execution, delivery, and performance of this Agreement will not result, in violation of any provision of the Acquired Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund, or the Acquired Trust on behalf of the Acquired Fund, is a party or by which the Acquired Fund is bound, nor will the execution, delivery and performance of this Agreement by the Acquired Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund, or the Acquired Trust on behalf of the Fund, is a party or by which the Acquired Fund is bound.

(e)           The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it on or prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3.

(f)           Except as otherwise disclosed in writing to the Acquiring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the Reorganization.  The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the Reorganization or the transactions contemplated herein.

(g)           The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Statements of Investments (indicating their fair value) of the Acquired Fund for each of the Acquired Fund’s five [PERIOD] have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with GAAP, consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of such dates not disclosed therein.

(h)           Since [PERIOD], there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.

(i)           All federal, state, local and other tax returns and reports of the Acquired Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects.  All federal, state, local and other taxes of the Acquired Fund required to be paid (whether or not shown as due on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes as of the date of the financial statements referred to in subsection (g) above are properly reflected on such financial statements.  To the Acquired Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquired Fund, and no assessment or deficiency for taxes, interest, additions to tax or penalties has been asserted against the Acquired Fund.

(j)           For each taxable year of its operations (including the taxable year ending on the Closing Date), the Acquired Fund has been or will be treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, has met or will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such.

(k)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and by state securities laws.

(l)           The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(m)           All issued and outstanding shares of the Acquired Fund are, and at the Closing will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund.  All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4.  The Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquired Fund shares, nor is there outstanding any security convertible into any Acquired Fund shares.

(n)           At the Closing, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets to be transferred by it hereunder free of any liens or other encumbrances, and, upon delivery and payment for the Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(o)           The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Trust’s Board of Trustees and, assuming the due authorization, execution and delivery of this Agreement by the Acquiring Fund, this Agreement constitutes a valid and legally binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, moratorium, and other similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

(p)           The information furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, and proxy materials, and other documents that may be necessary in connection with the Reorganization is accurate and complete in all material respects and complies in all material respects with applicable federal securities and other laws and regulations.

(q)           The Registration Statement on Form N-14 as amended or supplemented (the “Registration Statement”), and the Prospectus/Proxy Statement contained therein, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, conform and will conform, as it relates to the Acquired Trust and the Acquired Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and do not and will not include, as it relates to the Acquired Trust and the Acquired Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

4.2           REPRESENTATIONS OF THE ACQUIRING FUND.  The Acquiring Fund represents and warrants to the Acquired Trust, on behalf of the Acquired Fund, as follows:

(a)           The Acquiring Fund is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has power to carry out its obligations under this Agreement.

(b)           The Acquiring Fund is registered as an investment company, classified as a management company of the open-end type, under the 1940 Act, and the Acquiring Fund’s shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.  The Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

(c)           The current prospectus and statement of additional information, as of the date of the Prospectus/Proxy Statement, of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements, in light of the circumstances under which they were made, not misleading.

(d)           The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of any provision of the Acquiring Fund’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Fund result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound.

(e)           Except as otherwise disclosed in writing to the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the Reorganization.  The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the Reorganization or the transactions contemplated herein.

(f)           The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Statements of Investments (indicating their fair value) of the Acquiring Fund for each of the Acquiring Fund’s five [PERIOD]have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with GAAP, consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates, and there are no known contingent liabilities of the Acquiring Fund as of such dates not disclosed therein.

(g)           The unaudited Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Statements of Investments (indicating their fair value) of the Acquiring Fund for the Acquiring Fund’s six-month [PERIOD] are in accordance with GAAP, consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(h)           Since [PERIOD], there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund.

(i)           All federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects.  All federal, state, local and other taxes of the Acquiring Fund required to be paid (whether or not shown as due on any such return or report) have been paid or provision shall have been made for the payment thereof and any such unpaid taxes as of the date of the financial statements referred to in subsection (f) above are properly reflected on such financial statements.  To the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment or deficiency for taxes, interest, additions to tax or penalties has been asserted against the Acquiring Fund.

(j)           For each taxable year of its operations, the Acquiring Fund has been treated as a corporation for federal income tax purposes, has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such.

(k)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except as may be required under the 1933 Act, the 1934 Act and the 1940 Act and by state securities laws.

(l)           All issued and outstanding Acquiring Fund shares are, and at the Closing will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund.  The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares.

(m)           The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund’s Board of [Trustees/Directors] and, assuming the due authorization, execution and delivery of this Agreement by the Acquired Trust on behalf of the Acquired Fund, this Agreement constitutes a valid and legally binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, moratorium, and other similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

(n)           The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund.

(o)           The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, and proxy materials, and other documents that may be necessary in connection with the Reorganization is accurate and complete in all material respects and complies in all material respects with applicable federal securities and other laws and regulations.

(p)           The Registration Statement and the Prospectus/Proxy Statement contained therein, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing, conforms and will conform, as it relates to the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.  No representations and warranties in this paragraph 4.2 shall apply to statements or omissions made in reliance upon and in conformity with written information concerning the Acquired Fund furnished to the Acquiring Fund by the Acquired Trust and/or Acquired Fund.

(q)           No consideration other than the Acquiring Fund Shares (and the Acquiring Fund’s assumption of the Acquired Fund’s stated liabilities) will be issued in exchange for the Acquired Fund’s Assets in the Reorganization.

(r)           The Acquiring Fund does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Acquired Fund.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1           OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date of this Agreement and the Closing, it being understood that such ordinary course of business will include purchases and redemptions of shares, customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.  Notwithstanding the foregoing sentence, the Acquired Fund reserves the right to make distributions to the Acquired Fund Shareholders on or before the Closing Date as contemplated in paragraph 8.5 below

5.2           SHAREHOLDER MEETING.  The Acquired Fund will call a meeting of the Acquired Fund’s shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3           INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued are not being acquired for the purpose of making any distribution other than in accordance with the terms of this Agreement.

5.4           ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5           FURTHER ACTION.  (a) Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the Reorganization, including any actions required to be taken after the Closing Date; (b) the Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date; and (c) as promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Acquired Trust’s President or its Vice President and Treasurer.

5.6           TAX STATUS OF REORGANIZATION.  It is the intention of the parties hereto that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code.  Except as otherwise expressly provided in this Agreement, none of the Acquired Trust, the Acquired Fund, or the Acquiring Fund shall take any action or cause any action to be taken (including without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.  At or prior to the Closing, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Vedder Price P.C. to render the tax opinion contemplated in this Agreement.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder at or before the Closing, and, in addition thereto, the following further conditions:

6.1           All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same force and effect as if made at and as of the Closing.  The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or Vice President, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

6.2           The Acquired Fund shall have received on the Closing Date an opinion of Stroock & Stroock & Lavan LLP, counsel to the Acquiring Fund, in a form reasonably satisfactory to the Acquired Fund, substantially to the effect that:

(a) the Acquiring Fund is a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust validly existing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as a registered investment company as described in its current registration statement on Form N-1A; (b) this Agreement has been duly authorized, executed and delivered by the Acquiring Fund, and, assuming due authorization, execution and delivery of this Agreement by the Acquired Trust, on behalf of the Acquired Fund, is a valid and legally binding obligation of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium and other laws affecting the rights and remedies of creditors or secured parties generally and general principles of equity; (c) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Acquiring Fund’s Declaration of Trust or By-Laws or result in a material violation of the express terms of any agreement filed as an exhibit to the Acquiring Fund’s registration statement on Form N-1A to which the Acquiring Fund is a party or by which it or its property is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any such agreement, or any judgment or decree known to such counsel to which the Acquiring Fund is a party or by which it or its property is bound, under the express terms thereof; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under the securities or Blue Sky laws of the various states (as to which such counsel need express no opinion); (e) to the knowledge of such counsel without investigation, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquiring Fund or its assets or properties, pending or overtly threatened in writing on or before the effective date of the Registration Statement or the Closing Date that is required to be described in the Registration Statement or to be filed as an exhibit to the Registration Statement that is not described or filed as required; and (f) the Acquiring Fund is registered with the Commission as an investment company under the 1940 Act, and, to the knowledge of such counsel, no order has been issued or proceeding instituted to suspend such registration.

Such counsel may rely as to matters governed by the laws of the Commonwealth of Massachusetts on an opinion of Massachusetts counsel and/or certificates of officers or Board members of the Acquiring Fund.

In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed.

6.3           For a period beginning at the Closing Date and ending no less than six years thereafter, Touchstone shall have arranged for the provision of directors and officers errors and omissions insurance that is substantially similar in scope to the current coverage (“Insurance”) covering the present and former Trustees and officers of the Acquired Trust, with respect to the Acquired Fund, with respect to “Wrongful Acts” (as defined under the Insurance) committed on or prior to the Closing Date.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder at or before the Closing and, in addition thereto, the following conditions:

7.1           All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same force and effect as if made at and as of the Closing.  The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Acquired Trust’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2           The Acquired Fund shall have delivered to the Acquiring Fund an unaudited statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Valuation Time, certified by the Treasurer or Assistant Treasurer of the Acquired Trust.

7.3           The Acquiring Fund shall have received on the Closing Date an opinion of Vedder Price P.C., counsel to the Acquired Fund, in a form reasonably satisfactory to the Acquiring Fund, substantially to the effect that:

(a) the Acquired Trust is a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust validly existing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as a registered investment company as described in its current registration statement on Form N-1A and the Acquired Fund is a duly established and designated series of the Acquired Trust; (b) this Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of the Acquired Fund, and, assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, is a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable against the Acquired Trust, with respect to the Acquired Fund, in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium and other laws affecting the rights and remedies of creditors or secured parties generally and general principles of equity; (c) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Acquired Trust’s Declaration of Trust or By-Laws or result in a material violation of the express terms of any agreement filed as an exhibit to the Acquired Trust’s registration statement on Form N-1A to which the Acquired Fund is a party or by which it or its property is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any such agreement, or any judgment or decree known to such counsel to which the Acquired Fund is a party or by which it or its property is bound, under the express terms thereof; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for the consummation by the Acquired Trust, on behalf of the Acquired Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under the securities or Blue Sky laws of the various states (as to which such counsel need express no opinion); (e) to the knowledge of such counsel without investigation, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquired Fund or its assets or properties, pending or overtly threatened in writing on or before the effective date of the Registration Statement or the Closing Date that is required to be described in the Registration Statement or to be filed as an exhibit to the Registration Statement that is not described or filed as required; and (f) the Acquired Trust is registered with the Commission as an investment company under the 1940 Act, and, to the knowledge of such counsel, no order has been issued or proceeding instituted to suspend such registration.

Such counsel may rely as to matters governed by the laws of the Commonwealth of Massachusetts on an opinion of Massachusetts counsel and/or certificates of officers or Board members of the Acquired Trust.

In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF
THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing with respect to the Acquired Fund or the Acquiring Fund, the other Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1           This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Trust’s Declaration of Trust and the 1940 Act.  Notwithstanding anything in this Agreement to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the condition set forth in this paragraph 8.1.

8.2           On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit, or other proceeding shall be pending or, to either party’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the Reorganization.

8.3           All consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any “no-action” positions of and exemptive orders from such federal and state authorities) deemed necessary by the Acquired Fund or the Acquiring Fund to permit consummation of the Reorganization and the transactions contemplated by this Agreement shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party may for itself waive any of such conditions.

8.4           The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act.

8.5           Prior to the Valuation Time, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s shareholders all of the Acquired Fund’s investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), the excess of the Acquired Fund’s interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods ending on or before the Closing Date, and all of the Acquired Fund’s net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods ending on or before the Closing Date (after reduction for any available capital loss carryforward).

8.6           Each of the Acquiring Fund and the Acquired Fund shall have received a favorable opinion of Vedder Price P.C. substantially to the effect that, for federal income tax purposes:

(a)           The transfer by the Acquired Fund of its Assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the stated liabilities of the Acquired Fund, followed by the pro rata distribution of all the Acquiring Fund Shares so received by the Acquired Fund to the Acquired Fund’s shareholders of record in complete liquidation of the Acquired Fund as soon as practicable thereafter, will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Acquired Fund will each be “a party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)           No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the stated liabilities of the Acquired Fund.

(c)           No gain or loss will be recognized by the Acquired Fund upon the transfer of its Assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the stated liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares so received to the Acquired Fund’s shareholders in exchange solely for such shareholders’ shares of the Acquired Fund in complete liquidation of the Acquired Fund.

(d)           No gain or loss will be recognized by the Acquired Fund’s shareholders upon the exchange, pursuant to the Reorganization, of all their shares of the Acquired Fund solely for Acquiring Fund Shares.

(e)           The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor by such shareholder.

(f)           The holding period of the Acquiring Fund Shares received by each Acquired Fund shareholder in the Reorganization will include the period during which the shares of the Acquired Fund exchanged therefor were held by such shareholder, provided such Acquired Fund shares were held as capital assets at the effective time of the Reorganization.

(g)           The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Acquired Fund immediately before the effective time of the Reorganization.

(h)           The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Acquired Fund, the Acquiring Fund or any Acquired Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized for federal income tax purposes (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations, and such representations as Vedder Price P.C. may reasonably request.  The Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.6.

ARTICLE IX

EXPENSES

9.1           Except as otherwise provided, all expenses of the Reorganization incurred by the Acquired Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Touchstone, Dreyfus and/or their respective affiliates as agreed to by such parties.  Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) postage; (d) printing; (e) accounting fees; and (f) legal fees.  The Acquiring Fund shall bear the registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in each state in which the shareholders of the Acquired Fund are residents as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders.

9.2           Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Acquired Fund or the Acquiring Fund, as the case may be, as a regulated investment company within the meaning of Section 851 of the Code.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1           The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty, or covenant not set forth in this Agreement and that this Agreement constitutes the entire agreement between the Funds.

10.2           The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the Reorganization.

ARTICLE XI

TERMINATION

11.1           This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund.  In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing because:

(a)           of a breach by the other of any representation, warranty, or agreement contained in this Agreement to be performed at or prior to the Closing Date, if not cured within 30 days; or

(b)           a condition in this Agreement expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2           If the difference between the net asset value per share of either the Acquiring Fund or the Acquired Fund, respectively, using (a) the Amortized Cost Method as defined in Rule 2a-7(a)(2) and (b) the shadow market value of such Fund equals or exceeds $.0025 calculated as of the Valuation Time, then the Closing will be postponed until the earlier of 60 days or such time as the per share difference is less than $.0025.  Thereafter, this Agreement may be terminated at the option of either the Acquiring Fund or the Acquired Fund.  The shadow market net asset value of the Acquiring Fund and the Acquired Fund shall be determined for purposes of this paragraph using available market quotations (or an appropriate substitute that reflects current market conditions) in accordance with Rule 2a-7(c)(8)(ii)(A)(1) under the 1940 Act (in effect prior to August 14, 2014) and the valuation procedures of the Acquiring Fund referred to in paragraphs 2.1 and 2.2 above.

11.3           In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Fund, the Acquired Fund, the Acquired Trust, or [Trustees/Directors] or officers of the Acquiring Fund or the Acquired Trust, to the other party, but Touchstone and Dreyfus shall bear the expenses incurred by each of them incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII

AMENDMENTS

12.1           This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquiring Fund and the Acquired Trust.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW;
ASSIGNMENT; LIMITATION OF LIABILITY

13.1           The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2           This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3           This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions of that state; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

13.4           This Agreement shall bind and inure to the benefit of the Funds and their respective successors and assigns, but no assignment, transfer, or any rights or obligations of this Agreement shall be made by any Fund without the written consent of the other Fund.  Nothing in this Agreement expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5           With respect to the Acquired Trust, the names used in this Agreement refer to the Acquired Trust and the Acquired Fund and, the Trustees, as trustees but not individually or personally, acting under the Restated Agreement and Declaration of Trust, as amended, which is filed with the secretary of the Commonwealth of Massachusetts and also on file at the principal office of the Acquired Trust.  The obligations of the Acquired Trust entered into in the name or on behalf of any of the Trustees, representatives, or agents of the Acquired Trust, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Acquired Trust personally, but bind only the property of the Acquired Fund and all persons dealing with the Acquired Fund must look solely to property belonging to the Acquired Fund for the enforcement of any claims against the Acquired Fund.

13.6           [Massachusetts Business Trusts: With respect to the Acquiring Fund, the names used in this Agreement refer to the Acquiring Fund and, the Trustees, as trustees but not individually or personally, acting under the Amended and Restated Agreement and Declaration of Trust, which is filed with the secretary of the Commonwealth of Massachusetts and also on file at the principal office of the Acquiring Fund.  The obligations of the Acquiring Fund entered into in the name or on behalf of any of the Trustees, representatives, or agents of the Acquiring Fund, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Acquiring Fund personally, but bind only the property of the Acquiring Fund, and all persons dealing with the Acquiring Fund must look solely to property belonging to the Acquiring Fund for the enforcement of any claims against the Acquiring Fund.]

[SIGNATURE PAGE FOLLOWS]

IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement, all as of the date first written above.

[ACQUIRING FUND]

By:
Name:
Title

[ACQUIRED TRUST], on behalf of [ACQUIRED FUND]

By:
Name:
Title:

For purposes of paragraph 9.1 only:

TOUCHSTONE ADVISORS, INC.

By:
Name:
Title:

By:
Name:
Title:

For purposes of paragraph 9.1 only:

THE DREYFUS CORPORATION

By:
Name:
Title:

EXHIBIT B:  FUNDAMENTAL INVESTMENT LIMITATIONS

Fundamental Investment Limitations

The Funds each have fundamental investment policies which may not be changed without shareholder approval.  In addition to the fundamental policies discussed below, the investment objective of each Fund is also a fundamental policy.  Additionally, the 80% policies of Dreyfus Municipal and Touchstone Tax-Free are fundamental.  The 80% policy of Dreyfus Municipal requires the Fund to invest at least 80% of its net assets, plus any borrowings for investment purposes in Municipal Obligations.1  The 80% policy of Touchstone Tax-Free is to invest assets under normal circumstances so that at least 80% of the income it distributes will be exempt from federal income tax, including the AMT.  The following table compares the investment policies/limitations of the Funds in each Reorganization:

FUNDAMENTAL INVESTMENT POLICIES/LIMITATIONS
Dreyfus Cash Management	Touchstone Institutional
Diversification	Diversification
The Fund may not invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to any such limitations.  Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund may not invest more than 5% of its assets in the obligations of any one bank.

The Fund may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Borrowing Money	Borrowing Money
The Fund may not, except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the fund’s total assets).

The Fund may not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets.  The Fund also may not make any borrowing that would cause its outstanding borrowings to exceed one-third of the value of its total assets.

Investing in Real Estate	Investing in Real Estate
The Fund may not purchase or sell real estate, REIT securities, commodities, or oil and gas interests.	The Fund may not purchase, hold, or deal in real estate.
Investing in Commodities	Investing in Commodities
There is no corresponding Dreyfus Cash Management fundamental policy.
The Fund may not purchase, hold, or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs.  This limitation is not applicable to the extent that the U.S. government obligations in which the Fund may otherwise invest would be considered to be such commodities, contracts or investments.

Underwriting	Underwriting
The Fund may not underwrite the securities of other issuers.
The Fund may not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

Lending	Lending
The Fund may not, except as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33 1/3% of the value of the fund’s total assets).  For purposes of this Fundamental Policy, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund.  Any loans of portfolio securities will be made according to guidelines established by the SEC and the board.

The Fund may not make loans to other persons, except (a) by loaning portfolio securities, where the loans do not exceed 33 1/3% of a Fund’s assets, or (b) by engaging in repurchase agreements.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of U.S. government obligations.

Concentration of Investments	Concentration of Investments
The Fund may not invest less than 25% of its assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.  Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

The Fund may not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in obligations issued by the U.S. government, its territories and possessions, the District of Columbia, and their respective agencies and instrumentalities or repurchase agreements with respect thereto.

Pledging Assets	Pledging Assets
There is no corresponding Dreyfus Cash Management fundamental policy.
The Fund may not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described above.  The Fund may not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

Purchase on Margin	Purchase on Margin
The Fund may not purchase securities on margin.
The Fund may not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

Short Sales and Options	Short Sales and Options
The Fund may not sell securities short or write or purchase put or call options or combinations thereof.
The Fund may not sell any securities short or sell put and call options.  This limitation is not applicable to the extent that sales by the Fund of securities in which the Fund may otherwise invest would be considered to be sales of options.

Senior Securities	Senior Securities
There is no corresponding Dreyfus Cash Management fundamental policy.	The Fund may not issue or sell any senior security as defined by the 1940 Act except insofar as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.
Illiquid Investments	Illiquid Investments
There is no corresponding Dreyfus Cash Management fundamental policy.	The Fund may not hold more than 5% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.
Other Investment Companies	Other Investment Companies
There is no corresponding Dreyfus Cash Management fundamental policy.	The Fund may not invest more than 5% of its total assets in the securities of any investment company and may not invest more than 10% of its total assets in securities of other investment companies.
Non-Controlling	Non-Controlling
The Fund may not invest in companies for the purpose of exercising control.	There is no corresponding Touchstone Institutional fundamental policy.
Mineral Leases	Mineral Leases
There is no corresponding Dreyfus Cash Management fundamental policy.	The Fund may not purchase oil, gas, or other mineral leases or exploration or development programs.
Dreyfus General	Touchstone Retail Money Market
Diversification	Diversification
The Fund may not invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the commercial paper of any one issuer.  Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund may not invest more than 5% of its assets in the obligations of any one bank.

The Fund may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Borrowing Money	Borrowing Money
The Fund may not borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the fund’s total assets).	The Fund may not engage in borrowing except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.
Investing in Real Estate	Investing in Real Estate
The Fund may not purchase or sell real estate investment trust securities, commodities, or oil and gas interests.
The Fund may not purchase or sell real estate except that a Fund may (1) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by real estate or interests in real estate, and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

Investing in Commodities	Investing in Commodities
There is no corresponding Dreyfus General fundamental policy.
The Fund may not purchase or sell physical commodities except that a Fund may (1) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options and (4) purchase or sell futures contracts.

Underwriting	Underwriting
The Fund may not underwrite the securities of other issuers.
The Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

Lending	Lending
The Fund may not lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33 1/3% of the value of the fund’s total assets).  For purposes of this Fundamental Policy, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund.  Any loans of portfolio securities will be made according to guidelines established by the SEC and the Fund’s board.

The Fund may not make loans to other persons except that the Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, where the loans do not exceed 33 1/3% of the Fund’s assets, (3) purchase debt securities, (4) purchase commercial paper and (5) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

Concentration of Investments	Concentration of Investments
The Fund may not invest less than 25% of its assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Fund may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Pledging Assets	Pledging Assets
The Fund may not pledge its assets, except in an amount up to 15% of the value of its total assets but only to secure borrowings for temporary or emergency purposes.	There is no corresponding Touchstone Retail Money Market fundamental policy.
Short Sales and Options	Short Sales and Options
The Fund may not sell securities short. Write or purchase put or call options.	There is no corresponding Touchstone Retail Money Market fundamental policy.
Senior Securities	Senior Securities
There is no corresponding Dreyfus General fundamental policy.	The Fund may not issue senior securities except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.
Non-Controlling	Non-Controlling
The Fund may not invest in companies for the purpose of exercising control.	There is no corresponding Touchstone Retail Money Market fundamental policy.
Dreyfus Municipal	Touchstone Tax-Free
Diversification	Diversification
The Fund may not invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the fund’s total assets may be invested, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities may be purchased, without regard to any such limitations.  Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Fund may not invest more than 5% of its assets in the obligations of any one bank, except that up to 25% of the value of the fund’s total assets may be invested without regard to such limitation.

The Fund may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.2

The Fund may not purchase more than 10% of the voting securities of any issuer. This restriction applies only with respect to 75% of the Fund’s total assets.
Borrowing Money	Borrowing Money
The Fund may not borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund’s total assets).	The Fund may not engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.
Investing in Real Estate	Investing in Real Estate
The Fund may not purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the fund from investing in Municipal Obligations secured by real estate or interests therein.

The Fund may not purchase or sell real estate except that a Fund may (1) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by real estate or interests in real estate, and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

Investing in Commodities	Investing in Commodities
There is no corresponding Dreyfus Municipal fundamental policy.
The Fund may not purchase or sell physical commodities except that the Fund may (1) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options and (4) purchase or sell futures contracts.  This limitation is not applicable to the extent that the tax-exempt obligations, U.S. government obligations and other securities in which the Fund may otherwise invest would be considered to be such commodities, contracts or investments.

Underwriting	Underwriting
The Fund may not act as underwriter of securities of other issuers, except (i) the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and (ii) to the extent the Fund may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities.

The Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

Lending	Lending
The Fund may not lend any security or make loans to others if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of qualified debt obligations and the entry into repurchase agreements.

The Fund may not make loans to other persons except that a Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper and (5) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

Concentration of Investments	Concentration of Investments
The Fund may not invest more than 25% of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of Municipal Obligations and, for defensive purposes, securities issued by banks and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.  For purposes of this fundamental policy, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an industry.

The Fund may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Senior Securities	Senior Securities
There is no corresponding Dreyfus Municipal fundamental policy.	The Fund may not issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

_______________________________________
1 Municipal Obligations are debt obligations or other securities issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including cities, counties, municipalities, municipal agencies and regional districts, or multi-state agencies or authorities, and certain other specified securities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal income tax.

2 Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the Fund.

EXHIBIT C:  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The shareholders of each Touchstone Money Market Fund at the close of business on the Record Date will be entitled to be present and vote at the Special Meeting with respect to shares of the Touchstone Money Market Fund owned as of the Record Date.  As of the Record Date, the total number of shares of each Touchstone Money Market Fund outstanding and entitled to vote was as follows:

Touchstone Money Market Funds	Number of Shares
Touchstone Institutional Institutional Class	638,895,092.021
Touchstone Retail Money Market Class A Class S	61,477,213.440 263,547,216.150
Touchstone Tax-Free Class A Class S	4,331,894.890 22,791,167.540

As of the Record Date, the Officers and Trustees of each Trust owned less than 1% of any class of any Touchstone Money Market Fund.  As of the Record Date, the Officers and Trustees/Directors of each of the Dreyfus Money Market Funds owned less than 1% of any class of any Touchstone Money Market Fund.

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding classes of a Touchstone Money Market Fund or 5% or more of the outstanding Institutional Class shares of Dreyfus Cash Management, Class A of Dreyfus General and Class A of Dreyfus Municipal.  A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.

Fund	Name and Address	Class of Shares	Number of Shares	Percentage of Ownership of Class of Fund before the Reorganization	Percentage of Ownership of Combined Dreyfus Money Market Fund after the Reorganization1
Touchstone Institutional	Touchstone Funds Group Trust Sands Capital Select Growth Fund 303 Broadway Suite 1100 Cincinnati, OH 45202	Institutional Shares	83,499,236.74	13.0697	.3772
	Touchstone Funds Group Trust Merger Arbitrage Fund 303 Broadway Suite 1100 Cincinnati, OH 45202	Institutional Shares	70,769,573.71	11.0772	.3197
	Touchstone Funds Group Trust Sands Capital Institutional Growth Fund 303 Broadway Suite 1100 Cincinnati, OH 45202	Institutional Shares	63,820,616.86	9.9895	.2883
	Western & Southern Financial Fund Inc. Separate A General 400 Broadway Cincinnati, OH 45202	Institutional Shares	35,253,474.31	5.5180	.1592
	Touchstone Mid Cap Growth Fund 303 Broadway Suite 1100 Cincinnati OH 45202	Institutional Shares	34,475,195.07	5.3962	.1557
	Touchstone Funds Group Trust Touchstone Focused Fund 303 Broadway Street Suite 1100 Cincinnati, OH 45202-4220	Institutional Shares	33,573,815.63	5.2551	.1517
Touchstone Retail Money Market	Western & Southern Financial Fund Inc. Attention - Ed Babbitt 400 Broadway Cincinnati, OH 45202	A	27,182,482.39	44.2155	1.2127
	Trust Company of America FBO #440 PO Box 6503 Englewood CO 801556503	A	12,070,089.28	19.6331	.5385
	Pershing LLC for exclusive benefit of its customers Attention - Cash Management Services 1 Pershing Plaza Jersey City NJ 07399	S	168,659,009.28	63.9957	7.5244
	Pershing LLC for exclusive benefit of its retirement plan Attention - Cash Management Services 1 Pershing Plaza Jersey City, NJ 07399	S	94,794,505.73	35.9686	4.2291
Touchstone Tax-Free	Edward A. Striker and Carol A. Striker 9711 Bennington Drive Cincinnati, OH 45241-3618	A	2,758,533.54	63.6796	3.7378
	Pershing LLC for exclusive benefit of its customers Attention - Cash Management Services 1 Pershing Plaza Jersey City, NJ 07399	S	22,776,320.49	99.9348	30.8620
Dreyfus Cash Management	Boston Safe Deposit & Trust Mellon Bank P.O. Box 534005 AIM # 151-3715 Pittsburgh, PA 15253-4005	Institutional Shares	9,075,984,534.680	42.2163	40.9980
	The Bank of New York Mellon Weiko Munt VP One Wall Street, 17th Floor New York, NY 10286-0001	Institutional Shares	3,587,069,514.400	16.6850	16.2035
	State Street Global Markets LLC Global Link State Street Financial Center One Lincoln Street, 6th Floor Boston, MA 02111	Institutional Shares	1,448,980,513.550	6.7398	6.5453
Dreyfus General	Ameriprise Advisor Services Inc. The Dime Building 719 Griswold Street Suite 1700 Detroit, MI 48226-3360	A	909,625,888.720	47.4628	40.5810
	Robert W Baird & Co. 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	A	810,746,951.440	42.3035	36.1698
Dreyfus Municipal	Pershing LLC Pershing Division Transfer Department P.O Box 2052 7th Floor Jersey City, NJ 07303-2052	A	37,021,084.480	79.3125	50.1637

* Shares are held beneficially.
1 On a pro forma basis assuming that the value of the shareholder’s interest in the Fund on the date of the consummation of the Reorganization is the same as the Record Date.

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2015

Touchstone Investment Trust Touchstone Tax-Free Trust	Dreyfus Cash Management General Money Market Fund, Inc. General Municipal Money Market Funds, Inc.
303 Broadway, Suite 1100 Cincinnati, Ohio 45202 1-800-543-0407	c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 1-800-DREYFUS

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated April 1, 2015, relating specifically to the proposed (1) transfer of all of the assets of each Touchstone Money Market Fund in exchange solely for shares of the corresponding Dreyfus Money Market Fund as set forth in the table below and the assumption by the corresponding Dreyfus Money Market Fund of the stated liabilities of the Touchstone Money Market Fund; and (ii) the distribution of the shares of the corresponding class of the Dreyfus Money Market Fund to shareholders of the Touchstone Money Market Fund as set forth in the table below in complete liquidation and termination of the Touchstone Money Market Fund.

Touchstone Money Market Funds and Share Classes	Dreyfus Money Market Funds and Share Classes
Touchstone Institutional Money Market Fund, a series of Touchstone Investment Trust	Dreyfus Cash Management
Institutional Class	Institutional Class
Touchstone Money Market Fund, a series of Touchstone Investment Trust	General Money Market Fund, Inc.
Class A	Class A
Class S	Class A
Touchstone Tax-Free Money Market Fund, a series of Touchstone Tax-Free Trust	General Municipal Money Market Fund, a series of General Municipal Money Market Funds, Inc.
Class A	Class A
Class S	Class A

A copy of the Joint Proxy Statement/Prospectus may be obtained without charge by calling or writing to either of Touchstone Investment Trust or Touchstone Tax-Free Trust at the telephone number or address set forth above.  Each transfer is to occur pursuant to an Agreement and Plan of Reorganization.

No pro forma financial statements showing the effect of any of the proposed Reorganizations of the Touchstone Money Market Funds and the Dreyfus Money Market Funds, as required pursuant to Rule 11-01 of Regulation S-X, are included in this SAI, as each Touchstone Money Market Fund’s net assets did not exceed 10% of the corresponding Dreyfus Money Market Fund’s net assets as of a date within thirty days of the filing of this SAI with the Securities and Exchange Commission.

Table of Contents

GENERAL INFORMATION	2

INCORPORATION BY REFERENCE	2

A.             General Information

This SAI relates to the proposed (1) transfer of all of the assets of each Touchstone Money Market Fund in exchange solely for shares of the corresponding Dreyfus Money Market Fund as set forth in the table below and the assumption by the corresponding Dreyfus Money Market Fund of the stated liabilities of the Touchstone Money Market Fund; and (ii) the distribution of the shares of the corresponding class of the Dreyfus Money Market Fund to shareholders of the Touchstone Money Market Fund as set forth in the table below in complete liquidation and termination of the Touchstone Money Market Fund.

Touchstone Money Market Funds and Share Classes	Dreyfus Money Market Funds and Share Classes
Touchstone Institutional Money Market Fund, a series of Touchstone Investment Trust	Dreyfus Cash Management
Institutional Class	Institutional Class
Touchstone Money Market Fund, a series of Touchstone Investment Trust	General Money Market Fund, Inc.
Class A	Class A
Class S	Class A
Touchstone Tax-Free Money Market Fund, a series of Touchstone Tax-Free Trust	General Municipal Money Market Fund, a series of General Municipal Money Market Funds, Inc.
Class A	Class A
Class S	Class A

Further information is included in the Joint Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this SAI.

B.              Incorporation by Reference

This SAI incorporates by reference the following documents:

(1)	SAI of Dreyfus Cash Management, dated March 1, 2014, as amended or revised through the date of this SAI (previously filed on EDGAR, Accession No. 00001167378-15-000001);

(2)	SAI of General Money Market Fund, Inc., dated March 1, 2014, as amended or revised through the date of this SAI (previously filed on EDGAR, Accession No. 0000318478-14-000021);

(3)	SAI of General Municipal Money Market Fund, dated March 1, 2014, as amended or revised through the date of this SAI (previously filed on EDGAR, Accession No. 0000703153-14-000008);

(4)	Annual Report of Dreyfus Cash Management, for the fiscal year ended January 31, 2015 (previously filed on EDGAR, Accession No. 0000759667-15-000019);

(5)	Annual Report of General Money Market Fund, Inc., for the fiscal year ended November 30, 2014 (previously filed on EDGAR, Accession No. 0000353560-15-000006);

(6)	Annual Report of General Municipal Money Market Fund, for the fiscal year ended November 30, 2014 (previously filed on EDGAR, Accession No. 0000703153-15-000006);

(7)
Annual Report of Touchstone Investment Trust, with respect to Touchstone Institutional Money Market Fund and Touchstone Money Market Fund, for the fiscal year ended September 30, 2014 (previously filed on EDGAR, Accession No. 0001144204-14-072034); and

(8)
Annual Report of Touchstone Tax-Free Trust, with respect to Touchstone Tax-Free Money Market Fund, for the fiscal year ended June 30, 2014 (previously filed on EDGAR, Accession No. 0001144204-14-053927).

(9)
Semi-Annual Report of Touchstone Tax-Free Trust, with respect to Touchstone Tax-Free Money Market Fund, for the fiscal period ended December 31, 2014 (previously filed on EDGAR, Accession No. 0001144204-15-012280).

[FORM OF PROXY CARD]

YOUR VOTE IS IMPORTANT!

THREE EASY WAYS TO VOTE YOUR PROXY.

TOUCHSTONE INVESTMENT TRUST
Touchstone Money Market Fund

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	To vote by Internet 1) Read the Joint Proxy Statement/Prospectus and have the proxy card below at hand. 2) Go to website www.proxyvote.com.
3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Joint Proxy Statement/Prospectus and have the proxy card below at hand.
2) Call 1-800-690-6903.
3) Follow the instructions.

To vote by Mail

1) Read the Joint Proxy Statement/Prospectus.
2) Check the appropriate boxes on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
[________]	KEEP THIS PORTION FOR YOUR RECORDS
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.	DETACH AND RETURN THIS PORTION ONLY

The Board of Trustees recommends you vote FOR the following:		For All	Against	Abstain

1. To approve an Agreement and Plan of Reorganization between Touchstone Money Market Fund, a series of Touchstone Trust, and General Money Market Fund, Inc., providing for (i) the transfer of all of the assets of Touchstone Money Market Fund in exchange solely for shares of General Money Market Fund, Inc., and the assumption by General Money Market Fund. Inc. of the stated liabilities of Touchstone Money Market Fund; and (ii) the distribution of Class A shares of General Money Market Fund, Inc., to Class A and Class S shareholders of Touchstone Money Market Fund in complete liquidation and termination of Touchstone Money Market Fund; and
		☐	☐	☐
2. To consider and transact such other business as may properly be presented at the Joint Special Meeting or any adjournment or postponement thereof.

Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature [PLEASE SIGN WITHIN BOX]	Date			Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Joint Special Meeting:
The Joint Proxy Statement/Prospectus is available at www.proxyvote.com.
__ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __

[________________]

TOUCHSTONE INVESTMENT TRUST
Touchstone Money Market Fund

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned shareholder of the Touchstone Investment Trust hereby appoints Terrie A. Wiedenheft and Timothy S. Stearns, and each of them, the proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of Touchstone Money Market Fund standing in the name of the undersigned at the close of business on March 10, 2015 at a Joint Special Meeting of Shareholders to be held at the office of the Touchstone Investment Trust, 303 Broadway, Suite 1100, Cincinnati, OH 45202 on May 8, 2015, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposals, as more fully described in the Joint Proxy Statement/Prospectus for the meeting.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT!

THREE EASY WAYS TO VOTE YOUR PROXY.

TOUCHSTONE INVESTMENT TRUST
Touchstone Institutional Money Market Fund

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	To vote by Internet 1) Read the Joint Proxy Statement/Prospectus and have the proxy card below at hand. 2) Go to website www.proxyvote.com.
3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Joint Proxy Statement/Prospectus and have the proxy card below at hand.
2) Call 1-800-690-6903.
3) Follow the instructions.

To vote by Mail

1) Read the Joint Proxy Statement/Prospectus.
2) Check the appropriate boxes on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
[_____________]	KEEP THIS PORTION FOR YOUR RECORDS
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.	DETACH AND RETURN THIS PORTION ONLY

The Board of Trustees recommends you vote FOR the following:		For All	Against	Abstain

1. To approve an Agreement and Plan of Reorganization between Touchstone Institutional Money Market Fund, a series of Touchstone Investment Trust, and Dreyfus Cash Management, providing for (i) the transfer of all of the assets of Touchstone Institutional Money Market Fund in exchange solely for shares of Dreyfus Cash Management and the assumption by Dreyfus Cash Management of the stated liabilities of Touchstone Institutional Money Market Fund; and (ii) the distribution of Institutional Class shares of Dreyfus Cash Management to Institutional Class shareholders of Touchstone Institutional Money Market Fund in complete liquidation and termination of Touchstone Institutional Money Market Fund; and
		☐	☐	☐
2. To consider and transact such other business as may properly be presented at the Joint Special Meeting or any adjournment or postponement thereof.

Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature [PLEASE SIGN WITHIN BOX]	Date			Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Joint Special Meeting:
The Joint Proxy Statement/Prospectus is available at www.proxyvote.com.
__ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __

[____________]

TOUCHSTONE INVESTMENT TRUST
Touchstone Institutional Money Market Fund

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned shareholder of the Touchstone Investment Trust hereby appoints Terrie A. Wiedenheft and Timothy S. Stearns, and each of them, the proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of the fund standing in the name of the undersigned at the close of business on March 10, 2015 at a Joint Special Meeting of Shareholders to be held at the office of the Touchstone Investment Trust, 303 Broadway, Suite 1100, Cincinnati, OH 45202 on May 8, 2015, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposals, as more fully described in the Joint Proxy Statement/Prospectus for the meeting.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

[FORM OF PROXY CARD]

YOUR VOTE IS IMPORTANT!

THREE EASY WAYS TO VOTE YOUR PROXY.

TOUCHSTONE TAX-FREE TRUST
Touchstone Tax-Free Money Market Fund

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	To vote by Internet 1) Read the Joint Proxy Statement/Prospectus and have the proxy card below at hand. 2) Go to website www.proxyvote.com.
3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Joint Proxy Statement/Prospectus and have the proxy card below at hand.
2) Call 1-800-690-6903.
3) Follow the instructions.

To vote by Mail

1) Read the Joint Proxy Statement/Prospectus.
2) Check the appropriate boxes on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
[________]	KEEP THIS PORTION FOR YOUR RECORDS
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.	DETACH AND RETURN THIS PORTION ONLY

The Board of Trustees recommends you vote FOR the following:	For	Against	Abstain

1. To approve an Agreement and Plan of Reorganization between Touchstone Tax-Free Money Market Fund, a series of Touchstone Tax-Free Trust, and General Municipal Money Market Fund, a series of General Municipal Money Market Funds, Inc., providing for (i) the transfer of all of the assets of Touchstone Tax-Free Money Market Fund in exchange solely for shares of General Municipal Money Market Fund and the assumption by General Municipal Money Market Fund of the stated liabilities of Touchstone Tax-Free Money Market Fund; and (ii) the distribution of Class A shares of General Municipal Money Market Fund to Class A and Class S shareholders of Touchstone Tax-Free Money Market Fund in complete liquidation and termination of Touchstone Tax-Free Money Market Fund; and
	☐	☐	☐
2. To consider and transact such other business as may properly be presented at the Joint Special Meeting or any adjournment or postponement thereof.

Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Joint Special Meeting:
The Joint Proxy Statement/Prospectus is available at www.proxyvote.com.
__ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __ __

[________________]

TOUCHSTONE TAX-FREE TRUST
Touchstone Tax-Free Money Market Fund

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned shareholder of the Touchstone Tax-Free Trust hereby appoints Terrie A. Wiedenheft and Timothy S. Stearns, and each of them, the proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of Touchstone Tax-Free Money Market Fund standing in the name of the undersigned at the close of business on March 10, 2015 at a Joint Special Meeting of Shareholders to be held at the office of the Touchstone Tax-Free Trust, 303 Broadway, Suite 1100, Cincinnati, OH 45202 on May 8, 2015, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposals, as more fully described in the Joint Proxy Statement/Prospectus for the meeting.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

DREYFUS CASH MANAGEMENT
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 30 of Part C of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"), filed on May 28, 2014 ("Post-Effective Amendment No. 48") (File No. 2-94930).

Item 16	Exhibits.
(1)	Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 12 to the Registration Statement, filed on September 30, 1993.

(2)	Amended and Restated By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 41 to the Registration Statement, filed on May 26, 2011 ("Post-Effective Amendment No. 41").

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Management Agreement is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 15 to the Registration Statement, filed on March 24, 1995.

(7)(a)	Distribution Agreement is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 41.

(7)(b)	Forms of Service Agreement are incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 27 to the Registration Statement, filed on May 25, 2000.

(7)(c)	Forms of Supplement to Service Agreements are incorporated by reference to Exhibit (e)(3) of Post-Effective Amendment No. 34 to the Registration Statement, filed on May 29, 2007.

(8)	Not Applicable.

(9)(a)	Custody Agreement is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 41.

(9)(b)	Amendment to the Custody Agreement is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 48.

(9)(c)	Sub-Custodian Agreement is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 17 to the Registration Statement, filed on October 25, 1995.

(9)(d)	Form of Subcustodial Undertaking is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 40 to the Registration Statement, filed on May 28, 2010.

(10)(a)	Shareholder Services Plan is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 20 to the Registration Statement, filed on September 20, 1996.

(10)(b)	Rule 18f-3 Plan, as amended, is incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 45 to the Registration Statement, filed on September 17, 2012.

(11)
Opinion and Consent of Registrant's counsel is incorporated by reference to Exhibit (11) of the Registrant's Registration Statement on Form N-14 (the "N-14 Registration Statement"), filed on March 2, 2015.

(12)	Opinion and Consent of counsel regarding tax matters.**

(13)	Not Applicable.

(14)(a)	Consent of Ernst & Young LLP, the independent registered public accounting firm of the Registrant.*

(14)(b)	Consent of Ernst & Young LLP, the independent registered public accounting firm of Touchstone Investment Trust.*

(15)	Not Applicable.

(16)	Power of Attorney is incorporated by reference to the Signatures section of the N-14 Registration Statement.

(17)(a)	The Prospectus of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 48.

(17)(b)
The Statement of Additional Information of the Registrant is incorporated herein by reference to the definitive version of the Registrant's Statement of Additional Information, filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on March 9, 2015.

________________________
*           Filed herewith.

**        To be filed by post-effective amendment.

Item 17.	Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "Securities Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 30th day of March, 2015.

DREYFUS CASH MANAGEMENT By: /s/ Bradley J. Skapyak Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

/s/ Bradley J. Skapyak* Bradley J. Skapyak	President (Principal Executive Officer)	March 30, 2015
/s/ James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	March 30, 2015
/s/ Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board	March 30, 2015
/s/ J. Charles Cardona* J. Charles Cardona	Board Member	March 30, 2015
/s/ Gordon J. Davis* Gordon J. Davis	Board Member	March 30, 2015
/s/ Isabel P. Dunst* Isabel P. Dunst	Board Member	March 30, 2015
/s/ Nathan Leventhal* Nathan Leventhal	Board Member	March 30, 2015
/s/ Robin A. Melvin* Robin A. Melvin	Board Member	March 30, 2015
/s/ Roslyn M. Watson* Roslyn M. Watson	Board Member	March 30, 2015
/s/ Benaree Pratt Wiley* Benaree Pratt Wiley	Board Member	March 30, 2015

By: /s/ Jeff Prusnofsky Jeff Prusnofsky Attorney-in-Fact

Exhibit Index

(14)(a)	Consent of Ernst & Young LLP, the independent registered public accounting firm of the Registrant
(14)(b)	Consent of Ernst & Young LLP, the independent registered public accounting firm of Touchstone Investment Trust